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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the year ended May 31, 2005. These three series have a May 31 fiscal year end.

Date of reporting period: May 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Market Index Funds

Evergreen

MARKET INDEX FUNDS

Annual Report
as of May 31, 2005

Evergreen Investments
MUTUAL FUNDS

This annual report must be preceded or accompanied by a prospectus of the Evergreen funds contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, each fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of each fund's proxy voting policies and procedures, as well as information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. Each fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

JULY 2005

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Market Index Funds, which covers the twelve-month period ended May 31, 2005.

The U.S. equity markets put investors through another roller-coaster ride over the past twelve months. Moderating economic growth, tighter monetary policy, the war in Iraq, higher oil prices, decelerating profit growth, and the Presidential election all combined at various times throughout the year to increase market volatility. Throughout this market action, our equity portfolio teams adhered to their growth, value and index-tracking disciplines, focusing on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this strict emphasis on fundamentals, in conjunction with proper asset allocation strategies, will enable our clients to best achieve their long-term investment goals.

The U.S. economy continued to send mixed signals throughout the investment period. The bottom line was that economic growth was still good; it was just no longer great. We believed that the breadth of output, including more moderate levels of personal consumption and capital investment, would lend credibility to the sustainability of the expansion. Yet as the period progressed, GDP growth had clearly moderated and the economy displayed mixed signals with a variety of conflicting reports. For example, it was not uncommon for a given month to generate a larger than expected rise in retail sales, while at the same time experiencing a drop in consumer confidence. Though the financial markets were often rattled by these incongruities, we believed that this was characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, the rate of growth in GDP had moderated from approximately 5% on a year-over-year basis at the start of the period to slightly less than 4% at the conclusion of the investment period.

Despite this moderation in economic growth, the Federal Reserve ("Fed") finally embarked on a path of gradually higher interest rates last summer. After three years of stimulative policy actions, central bankers began the journey towards more moderate levels of growth, and the Fed persisted in raising its target for the benchmark federal funds rate throughout the investment period. Yet despite these attempts to fight off potential inflation by gradually dampening economic growth prospects, long-term interest rates, after a period of volatility at the beginning of the period, declined further, and the extent of the yield curve flattening was perhaps the biggest surprise over the past year. While lower market interest rates helped improve equity market valuations, Wall Street’s confusion over the yield curve’s message at times held stocks back. Some felt that the flattening yield curve presaged an economic downturn, while others believed it simply portrayed the market’s comfort with the Fed’s hold on the threat of long-term inflation. Given our forecast for more moderate levels of growth in consumption and investment supporting the expansion, we’ve taken the more favorable view of the yield curve’s message. As a result, we continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction. Higher oil prices will likely serve to dampen output, in our opinion, and we expect the absence of threatening wage growth to enable monetary policymakers to maintain their measured approach.

Throughout the investment period, the equity markets were often strengthened by positive news on corporate profits. Similar to the transition in economic growth, our equity analysts have prepared for a transition to more moderate, but still solid, levels of growth in corporate profits. Indeed, after having climbed by approximately 20% last year, we’ve positioned portfolios for corporate earnings to rise in the range of 8%-10% during 2005. This deceleration in profit growth has helped renew a desire for income, enabling the value style of investing to outperform growth over the past few years. Yet we continue to suggest a good balance between the two styles. Index fund investors are able to participate in both styles, given the fund’s disciplined approach to tracking performance of the S&P 500.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

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Market Index Fund
FUND AT A GLANCE
as of May 31, 2005

MANAGEMENT TEAM

William E. Zieff

Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
Average annual return
1-year	8.24%
Since portfolio inception	14.17%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Fund Class I shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 8.24% for the twelve-month period ended May 31, 2005. During the same period, the Standard & Poor's 500 Index (S&P 500) returned 8.24%.

The fund seeks investments results that achieve price and yield performance similar to the S&P 500.

During the twelve months ended May 31, 2005, stock prices generally rose in U.S. equity markets, helped by a backdrop of a generally favorable investment environment supported by robust economic growth, strong earnings gains, low interest rates and modest inflation. The employment picture improved during the period as the economy added jobs, staging what many hoped would be the beginning of an employment turnaround after an extended period of job losses. Starting in June 2004, as the economy continued to move forward and raw materials and energy prices surged, the U.S. Federal Reserve (Fed) turned its attention to the potential risks of higher inflation. Since then, the Fed has tripled the short-term interest rate from 1.00% to 3.00% . As corporate earnings growth rates were perceived to have peaked, investors focused on the expectation that the economy would continue to grow, but at a decelerating rate. The emphasis of many investors shifted from the general economy to company-specific prospects. However, the outlook for slower earnings growth held back equity market returns for the first four months of 2005. In May 2005, performance improved as a result of weaker oil prices and comments by the Fed that it may be nearing the end of its tightening cycle.

All ten sectors in the benchmark S&P 500 produced positive returns during the fiscal period. Energy and utilities stocks did particularly well, rising due, in part, to higher oil and gas prices. Top-performing energy stocks included Valero Energy, an independent refiner, and EOG Resources, an independent oil and gas production company. Within the utilities sector, Texas-based TXU Corp. performed well.

The worst performing sectors were information technology and health care. Electronic equipment companies underperformed within the technology sector. Sanmina-SCI Corp. and Solectron were among the poorest performers. Within the health care sector, pharmaceutical companies experienced the largest declines. Forest Laboratories, King Pharmaceuticals and Merck were the worst performers.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2005, and subject to change.

Market Index Growth Fund
FUND AT A GLANCE
as of May 31, 2005

MANAGEMENT TEAM

William E. Zieff

Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
Average annual return
1-year	3.28%
Since portfolio inception	11.35%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Growth Fund Class I shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Growth Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 3.28% for the twelve-month period ended May 31, 2005. During the same period, the Russell 1000 Growth Index (Russell 1000 Growth) returned 3.33%.

The fund seeks investment results that achieve price and yield performance comparable to the Russell 1000 Growth.

During the twelve months ended May 31, 2005, stock prices generally rose in U.S. equity markets, helped by a backdrop of a generally favorable investment environment supported by robust economic growth, strong earnings gains, low interest rates and modest inflation. The employment picture improved during the period as the economy added jobs, staging what many hoped would be the beginning of an employment turnaround after an extended period of job losses. Starting in June 2004, as the economy continued to move forward and raw materials and energy prices surged, the U.S. Federal Reserve (Fed) turned its attention to the potential risks of higher inflation. Since then, the Fed has tripled the short-term interest rate from 1.00% to 3.00% . As corporate earnings growth rates were perceived to have peaked, investors focused on the expectation that the economy would continue to grow, but at a decelerating rate. The emphasis of many investors shifted from the general economy to company-specific prospects. However, the outlook for slower earnings growth held back equity market returns for the first four months of 2005. In May 2005, performance improved as a result of weaker oil prices and comments by the Fed that it may be nearing the end of its tightening cycle.

Growth stocks trailed value stocks during the fund’s fiscal year. Within the Russell 1000 Growth universe, energy and utilities stocks did particularly well, rising due, in part, to higher oil and gas prices. Top performing energy stocks included Diamond Offshore Drilling and EOG Resources, an independent oil and natural gas producer. Within the utilities sector, electricity and gas provider Allegheny Energy performed well following a strong earnings report.

The fund's worst-performing sectors were financials and consumer staples. Within financials, insurance companies were the hardest hit, led by Marsh & McLennan and American International Group. Both were affected by investigations by the New York Attorney General's office into insurance industry practices. Within consumer staples, beverage companies underperformed because of lower-than expected volumes. The poorest performers were Coca-Cola Co. and its bottler, Coca-Cola Enterprises, as well as brewer Anheuser-Busch.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

“Russell 1000 Growth Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2005, and subject to change.

Market Index Value Fund
FUND AT A GLANCE
as of May 31, 2005

MANAGEMENT TEAM

William E. Zieff

Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
Average annual return
1-year	15.51%
Since portfolio inception	18.08%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Value Fund Class I shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Value Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 15.51% for the twelve-month period ended May 31, 2005. During the same period, the Russell 1000 Value Index (Russell 1000 Value) returned 15.49%.

The fund seeks investment results that achieve price and yield performance comparable to the Russell 1000 Value.

During the twelve months ended May 31, 2005, stock prices generally rose in U.S. equity markets, helped by a backdrop of a generally favorable investment environment supported by robust economic growth, strong earnings gains, low interest rates and modest inflation. The employment picture improved during the period as the economy added jobs, staging what many hoped would be the beginning of an employment turnaround after an extended period of job losses. Starting in June 2004, as the economy continued to move forward and raw materials and energy prices surged, the U.S. Federal Reserve (Fed) turned its attention to the potential risks of higher inflation. Since then, the Fed has tripled the short-term interest rate from 1.00% to 3.00% . As the market perceived that corporate earnings growth rates might have peaked, investors focused on the expectation that the economy would continue to grow, but at a decelerating rate. The emphasis of many investors shifted from the general economy to company-specific prospects. However, the outlook for slower earnings growth held back equity market returns for the first four months of 2005. In May 2005, performance improved as a result of weaker oil prices and comments by the Fed that it may be nearing the end of its tightening cycle.

Value stocks dramatically outperformed growth stocks during the period. All ten sectors in the Russell 1000 Value turned in positive returns with energy and utilities stocks performing particularly well, rising due, in part, to higher oil and gas prices. Top-performing energy stocks included Diamond Offshore Drilling and Valero Energy, a major refiner. Within the utilities sector, TXU Corp. performed particularly well.

The fund’s worst performing sectors were information technology and consumer discretionary. Within information technology, semiconductor companies were particularly weak, with Conexant Systems and Atmel Corp. were among the poorest performers. Within consumer discretionary, automobile and auto component companies experienced the largest declines as Ford Motor and General Motors struggled during the year.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

“Russell 1000 Value Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2005, and subject to change.

Market Index Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/1/2004	5/31/2005
Actual
Class I	$1,000.00	$1,024.01	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.78	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Growth Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/1/2004	5/31/2005
Actual
Class I	$1,000.00	$1,024.78	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.78	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Value Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/1/2004	5/31/2005
Actual
Class I	$1,000.00	$1,041.04	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.78	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2005	2004	2003[1]

Net asset value, beginning of period	$12.97	$11.02	$10.00

Income from investment operations
Net investment income (loss)	0.30	0.18	0.12
Net realized and unrealized gains or losses on
investments	0.76	1.83	0.94

Total from investment operations	1.06	2.01	1.06

Distributions to shareholders from
Net investment income	(0.20)	(0.06)	(0.04)
Net realized gains	(0.02)	0	0

Total distributions to shareholders	(0.22)	(0.06)	(0.04)

Net asset value, end of period	$13.81	$12.97	$11.02

Total return	8.24%	18.25%	10.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$722,863	$716,998	$477,477
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%	0.02%	0.02%[2]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%	0.45%	0.48%[2]
Net investment income (loss)	2.08%	1.70%	1.84%[2]
Portfolio turnover rate	6%	2%	3%

1 For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

2 Annualized

See Combined Notes to Financial Statements

Market Index Growth Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2005	2004	2003[1]

Net asset value, beginning of period	$12.77	$10.86	$10.00

Income from investment operations
Net investment income (loss)	0.15	0.12	0.07[2]
Net realized and unrealized gains or losses on
investments	0.27	1.83	0.81

Total from investment operations	0.42	1.95	0.88

Distributions to shareholders from
Net investment income	(0.12)	(0.04)	(0.02)
Net realized gains	(0.08)	0	0

Total distributions to shareholders	(0.20)	(0.04)	(0.02)

Net asset value, end of period	$12.99	$12.77	$10.86

Total return	3.28%	17.97%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$854,566	$678,560	$529,545
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.03%	0.02%	0.02%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%	0.45%	0.48%[3]
Net investment income (loss)	1.45%	1.03%	1.16%[3]
Portfolio turnover rate	15%	9%	2%

1 For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Combined Notes to Financial Statements

Market Index Value Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2005	2004	2003[1]

Net asset value, beginning of period	$13.23	$11.14	$10.00

Income from investment operations
Net investment income (loss)	0.35	0.28	0.15
Net realized and unrealized gains or losses on
investments	1.69	1.91	1.03

Total from investment operations	2.04	2.19	1.18

Distributions to shareholders from
Net investment income	(0.28)	(0.10)	(0.04)
Net realized gains	(0.16)	0	0

Total distributions to shareholders	(0.44)	(0.10)	(0.04)

Net asset value, end of period	$14.83	$13.23	$11.14

Total return	15.51%	19.73%	11.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$818,284	$708,489	$544,427
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%	0.02%	0.02%[2]
Expenses excluding waivers/reimbursements
and expense reductions	0.45%	0.46%	0.47%[2]
Net investment income (loss)	2.54%	2.41%	2.67%[2]
Portfolio turnover rate	16%	10%	5%

1 For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

2 Annualized

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Fund
May 31, 2005

	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.2%
Cooper Tire & Rubber Co.	4,195	$79,873
Dana Corp.	9,849	133,454
Delphi Corp.	36,808	160,115
Goodyear Tire & Rubber Co. *	11,529	165,902
Johnson Controls, Inc.	12,539	710,460
Visteon Corp.	8,496	64,824

		1,314,628

Automobiles 0.4%
Ford Motor Co.	120,088	1,198,478
General Motors Corp.	37,047	1,168,092
Harley-Davidson, Inc.	19,150	938,925

		3,305,495

Distributors 0.1%
Genuine Parts Co.	11,460	492,322

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	10,869	853,216
H&R Block, Inc.	10,839	541,083

		1,394,299

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	34,556	1,828,012
Darden Restaurants, Inc.	9,691	314,764
Harrah's Entertainment, Inc.	7,466	536,133
Hilton Hotels Corp.	25,233	611,396
International Game Technology	22,631	637,741
Marriott International, Inc., Class A	13,179	890,110
McDonald's Corp.	83,437	2,581,541
Starbucks Corp. *	26,212	1,435,107
Starwood Hotels & Resorts Worldwide, Inc., Class B	13,936	779,998
Wendy's International, Inc.	7,476	337,392
Yum! Brands, Inc.	19,111	980,203

		10,932,397

Household Durables 0.6%
Black & Decker Corp.	5,262	459,478
Centex Corp.	8,301	543,549
Fortune Brands, Inc.	9,503	822,009
KB Home	5,464	369,039
Leggett & Platt, Inc.	12,517	333,453
Maytag Corp.	5,215	76,087
Newell Rubbermaid, Inc.	18,024	410,767
Pulte Homes, Inc.	7,771	594,093
Snap-On, Inc.	3,800	131,138
Stanley Works	4,931	219,972
Whirlpool Corp.	4,385	301,688

		4,261,273

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

Internet & Catalog Retail 0.4%
eBay, Inc. *	79,385	$3,017,424

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,355	273,519
Eastman Kodak Co.	18,803	494,143
Hasbro, Inc.	10,948	220,931
Mattel, Inc.	27,330	496,859

		1,485,452

Media 3.8%
Clear Channel Communications, Inc.	34,570	1,010,481
Comcast Corp., Class A *	145,088	4,671,834
Dow Jones & Co., Inc.	4,630	164,365
Gannett Co., Inc.	16,474	1,226,654
Interpublic Group of Cos., Inc. *	27,737	342,275
Knight Ridder, Inc.	4,952	312,372
McGraw-Hill Companies, Inc.	24,984	1,090,801
Meredith Corp.	2,983	147,957
New York Times Co., Class A	9,561	299,929
News Corp., Class A	189,099	3,050,167
Omnicom Group, Inc.	12,221	1,000,778
Time Warner, Inc. *	301,441	5,245,073
Tribune Co.	19,564	707,825
Univision Communications, Inc., Class A *	19,144	509,422
Viacom, Inc., Class B	111,832	3,834,719
Walt Disney Co.	134,286	3,684,808

		27,299,460

Multi-line Retail 1.2%
Big Lots, Inc. *	7,403	93,722
Dillard's, Inc., Class A	4,633	110,821
Dollar General Corp.	19,772	387,729
Family Dollar Stores, Inc.	11,000	282,370
Federated Department Stores, Inc.	11,098	748,560
J.C. Penney Co., Inc.	17,734	882,444
Kohl's Corp. *	21,378	1,040,895
May Department Stores Co.	19,151	730,802
Nordstrom, Inc.	8,269	504,740
Sears Holdings Corp. *	6,295	923,476
Target Corp.	58,730	3,153,801

		8,859,360

Specialty Retail 2.3%
AutoNation, Inc. *	14,812	296,240
AutoZone, Inc. *	4,439	401,818
Bed Bath & Beyond, Inc. *	19,848	806,821
Best Buy Co., Inc.	19,582	1,065,848
Circuit City Stores, Inc.	12,546	205,629
Gap, Inc.	51,993	1,091,853
Home Depot, Inc.	144,031	5,667,620
Limited Brands, Inc.	25,058	515,443
Lowe's Companies, Inc.	50,685	2,899,689

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

Office Depot, Inc. *	20,515	$404,556
OfficeMax, Inc.	4,588	139,246
RadioShack Corp.	10,394	261,513
Sherwin-Williams Co.	8,302	369,024
Staples, Inc.	48,726	1,049,071
Tiffany & Co.	9,543	297,074
TJX Companies, Inc.	31,606	724,725
Toys "R" Us, Inc. *	14,105	369,551

		16,565,721

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	25,080	728,323
Jones Apparel Group, Inc.	8,029	256,205
Liz Claiborne, Inc.	7,120	267,356
Nike, Inc., Class B	15,068	1,238,590
Reebok International, Ltd.	3,675	149,609
VF Corp.	6,558	370,068

		3,010,151

CONSUMER STAPLES 10.3%
Beverages 2.3%
Anheuser-Busch Companies, Inc.	50,960	2,387,476
Brown-Forman Corp., Class B	5,912	352,473
Coca-Cola Co.	148,592	6,631,661
Coca-Cola Enterprises, Inc.	23,135	506,194
Molson Coors Brewing Co., Class B	5,272	308,254
Pepsi Bottling Group, Inc.	12,968	367,902
PepsiCo, Inc.	110,070	6,196,941

		16,750,901

Food & Staples Retailing 2.8%
Albertsons, Inc.	24,141	506,720
Costco Wholesale Corp.	30,982	1,407,202
CVS Corp.	26,240	1,439,264
Kroger Co. *	48,023	805,346
Safeway, Inc. *	29,351	646,016
SUPERVALU, Inc.	8,861	290,286
SYSCO Corp.	41,774	1,552,322
Wal-Mart Stores, Inc.	222,210	10,494,978
Walgreen Co.	66,992	3,037,417

		20,179,551

Food Products 1.2%
Archer-Daniels-Midland Co.	40,872	811,309
Campbell Soup Co.	21,357	662,708
ConAgra Foods, Inc.	33,811	884,158
General Mills, Inc.	23,945	1,185,277
H.J. Heinz Co.	22,960	835,055
Hershey Co.	14,349	921,349
Kellogg Co.	23,020	1,047,180
McCormick & Co., Inc.	8,906	301,379
Sara Lee Corp.	51,772	1,050,454
Wm. Wrigley Jr. Co.	12,829	875,836

		8,574,705

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

Household Products 1.9%
Clorox Co.	10,061	$587,663
Colgate-Palmolive Co.	34,468	1,722,366
Kimberly-Clark Corp.	31,566	2,030,641
Procter & Gamble Co.	165,455	9,124,843

		13,465,513

Personal Products 0.7%
Alberto-Culver Co.	5,561	246,519
Avon Products, Inc.	30,929	1,229,118
Gillette Co.	65,021	3,429,208

		4,904,845

Tobacco 1.4%
Altria Group, Inc.	135,679	9,109,488
Reynolds American, Inc.	7,638	633,267
UST, Inc.	10,843	483,164

		10,225,919

ENERGY 8.3%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	22,181	1,024,540
BJ Services Co.	10,656	536,530
Halliburton Co.	33,087	1,414,138
Nabors Industries, Ltd. *	9,288	511,862
National Oilwell Varco, Inc. *	11,006	495,270
Noble Corp.	8,892	503,465
Rowan Companies, Inc.	7,033	193,408
Schlumberger, Ltd.	38,671	2,643,936
Transocean, Inc. *	21,065	1,049,248

		8,372,397

Oil, Gas & Consumable Fuels 7.1%
Amerada Hess Corp.	5,591	519,124
Anadarko Petroleum Corp.	15,534	1,175,924
Apache Corp.	21,413	1,258,228
Ashland, Inc.	4,350	297,105
Burlington Resources, Inc.	25,377	1,286,106
ChevronTexaco Corp.	138,029	7,423,200
ConocoPhillips	45,638	4,921,602
Devon Energy Corp.	31,445	1,443,325
El Paso Corp.	42,187	436,214
EOG Resources, Inc.	15,675	782,026
Exxon Mobil Corp.	418,812	23,537,234
Kerr-McGee Corp.	7,641	564,364
Kinder Morgan, Inc.	7,204	559,823
Marathon Oil Corp.	22,760	1,103,632
Occidental Petroleum Corp.	26,054	1,904,808
Sunoco, Inc.	4,550	466,694
Unocal Corp.	17,747	1,011,402
Valero Energy Corp.	16,833	1,155,080
Williams Cos., Inc.	37,400	688,534
XTO Energy, Inc.	22,785	709,069

		51,243,494

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

FINANCIALS 19.9%
Capital Markets 2.6%
Bank of New York Co.	51,057	$1,471,463
Bear Stearns Companies, Inc.	7,431	735,966
Charles Schwab Corp.	75,296	853,857
E*TRADE Financial Corp. *	24,310	300,228
Federated Investors, Inc., Class B	6,240	184,766
Franklin Resources, Inc.	12,974	935,944
Goldman Sachs Group, Inc.	29,369	2,863,478
Janus Capital Group, Inc.	15,498	238,049
Lehman Brothers Holdings, Inc.	18,105	1,669,281
Mellon Financial Corp.	27,795	771,589
Merrill Lynch & Co., Inc.	61,052	3,312,682
Morgan Stanley	72,983	3,573,248
Northern Trust Corp.	13,340	612,573
State Street Corp.	21,876	1,050,048
T. Rowe Price Group, Inc.	8,118	484,320

		19,057,492

Commercial Banks 5.8%
AmSouth Bancorp, Inc.	23,291	620,938
Bank of America Corp.	265,876	12,315,376
BB&T Corp.	35,973	1,436,762
Comerica, Inc.	11,163	623,788
Compass Bancshares, Inc.	8,105	361,240
Fifth Third Bancorp	34,112	1,453,853
First Horizon National Corp.	8,076	341,049
Huntington Bancshares, Inc.	15,207	354,627
KeyCorp	26,650	873,054
M&T Bank Corp.	6,450	658,803
Marshall & Ilsley Corp.	13,629	592,998
National City Corp.	38,975	1,346,976
North Fork Bancorp, Inc.	30,869	841,489
PNC Financial Services Group, Inc.	18,538	1,013,102
Regions Financial Corp.	30,472	1,026,297
SunTrust Banks, Inc.	22,247	1,637,602
Synovus Financial Corp.	20,389	592,708
U.S. Bancorp	121,561	3,565,384
Wachovia Corp. °	103,993	5,277,645
Wells Fargo & Co.	111,224	6,719,042
Zions Bancorp	5,894	417,531

		42,070,264

Consumer Finance 1.2%
American Express Co.	76,944	4,143,434
Capital One Financial Corp.	16,213	1,222,460
MBNA Corp.	83,802	1,767,384
Providian Financial Corp. *	19,225	342,590
SLM Corp.	28,192	1,360,828

		8,836,696

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

Diversified Financial Services 3.7%
CIT Group, Inc.	13,830	$586,669
Citigroup, Inc.	342,728	16,145,916
JPMorgan Chase & Co.	233,085	8,332,789
Moody's Corp.	17,994	778,600
Principal Financial Group, Inc.	19,646	783,679

		26,627,653

Insurance 4.2%
ACE, Ltd.	18,640	805,621
AFLAC, Inc.	32,916	1,367,660
Allstate Corp.	44,549	2,592,752
Ambac Financial Group, Inc.	7,127	514,213
American International Group, Inc.	170,832	9,489,717
AON Corp.	20,756	517,447
Chubb Corp.	12,564	1,058,266
Cincinnati Financial Corp.	10,942	431,881
Hartford Financial Services Group, Inc.	19,396	1,450,627
Jefferson-Pilot Corp.	8,954	451,282
Lincoln National Corp.	11,435	520,635
Loews Corp.	10,470	788,391
Marsh & McLennan Co.	34,692	1,007,456
MBIA, Inc.	9,230	516,234
MetLife, Inc.	48,072	2,144,011
Progressive Corp.	13,131	1,261,495
Prudential Financial, Inc.	34,369	2,175,901
SAFECO Corp.	8,341	448,829
St. Paul Travelers Companies, Inc.	43,910	1,663,311
Torchmark Corp.	7,091	374,050
UnumProvident Corp.	19,517	358,332
XL Capital, Ltd., Class A	9,119	686,478

		30,624,589

Real Estate 0.6%
Apartment Investment & Management Co., Class A REIT	6,274	232,766
Archstone-Smith Trust REIT	13,104	482,489
Equity Office Properties Trust REIT	26,448	859,296
Equity Residential REIT	18,546	665,801
Plum Creek Timber Co., Inc. REIT	12,056	422,563
Prologis REIT	12,062	492,612
Simon Property Group, Inc. REIT	14,506	996,852

		4,152,379

Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp.	38,069	1,415,025
Fannie Mae	63,484	3,760,792
Freddie Mac	45,126	2,934,995
Golden West Financial Corp.	18,522	1,159,848
MGIC Investment Corp.	6,348	389,386
Sovereign Bancorp, Inc.	24,582	548,670
Washington Mutual, Inc.	57,276	2,365,499

		12,574,215

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

HEALTH CARE 13.3%
Biotechnology 1.3%
Amgen, Inc. *	82,165	$5,141,886
Applied Biosystems Group - Applera Corp.	12,877	275,696
Biogen Idec, Inc. *	21,877	855,391
Chiron Corp. *	9,682	363,462
Genzyme Corp. *	16,257	1,014,274
Gilead Sciences, Inc. *	28,395	1,158,516
MedImmune, Inc. *	16,314	430,690

		9,239,915

Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	3,519	274,799
Baxter International, Inc.	40,646	1,499,837
Becton, Dickinson & Co.	16,589	953,038
Biomet, Inc.	16,573	624,636
Boston Scientific Corp. *	49,850	1,350,437
C.R. Bard, Inc.	6,869	468,809
Fisher Scientific International, Inc. *	7,693	480,505
Guidant Corp.	21,159	1,563,439
Hospira, Inc. *	10,238	389,863
Medtronic, Inc.	79,332	4,264,095
Millipore Corp. *	3,262	167,960
PerkinElmer, Inc.	8,496	162,529
St. Jude Medical, Inc. *	23,671	949,681
Stryker Corp.	24,576	1,195,622
Thermo Electron Corp. *	10,491	276,123
Waters Corp. *	7,926	307,925
Zimmer Holdings, Inc. *	16,180	1,239,064

		16,168,362

Health Care Providers & Services 2.6%
Aetna, Inc.	19,307	1,506,139
AmerisourceBergen Corp.	6,913	446,372
Cardinal Health, Inc.	28,440	1,647,529
Caremark Rx, Inc. *	29,974	1,338,639
CIGNA Corp.	8,629	839,170
Express Scripts, Inc. *	4,990	461,026
HCA, Inc.	27,001	1,458,054
Health Management Associates, Inc.	16,004	403,621
Humana, Inc. *	10,548	383,525
IMS Health, Inc.	15,214	373,504
Laboratory Corp. of America Holdings *	8,858	429,170
Manor Care, Inc.	5,653	219,676
McKesson Corp.	19,362	779,708
Medco Health Solutions, Inc. *	18,060	903,000
Quest Diagnostics, Inc.	5,987	628,635
Tenet Healthcare Corp. *	30,717	372,290
UnitedHealth Group, Inc.	84,148	4,087,910
WellPoint, Inc. *	20,004	2,660,532

		18,938,500

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

Pharmaceuticals 7.2%
Abbott Laboratories	102,250	$4,932,540
Allergan, Inc.	8,632	667,340
Bristol-Myers Squibb Co.	128,168	3,250,340
Eli Lilly & Co.	74,295	4,331,399
Forest Laboratories, Inc. *	23,047	889,153
Johnson & Johnson	195,041	13,087,251
King Pharmaceuticals, Inc. *	15,844	149,884
Merck & Co., Inc.	144,825	4,698,123
Mylan Laboratories, Inc.	17,659	291,374
Pfizer, Inc.	489,340	13,652,586
Schering-Plough Corp.	96,743	1,886,489
Watson Pharmaceuticals, Inc. *	7,182	215,891
Wyeth	87,631	3,800,556

		51,852,926

INDUSTRIALS 11.4%
Aerospace & Defense 2.2%
Boeing Co.	54,598	3,488,812
General Dynamics Corp.	13,126	1,417,345
Goodrich Corp.	7,875	329,648
Honeywell International, Inc.	55,802	2,021,706
L-3 Communications Holdings, Inc.	7,553	534,601
Lockheed Martin Corp.	26,330	1,708,554
Northrop Grumman Corp.	23,630	1,316,664
Raytheon Co.	29,718	1,163,757
Rockwell Collins, Inc.	11,700	577,863
United Technologies Corp.	33,593	3,584,373

		16,143,323

Air Freight & Logistics 1.0%
FedEx Corp.	19,763	1,767,207
Ryder System, Inc.	4,204	154,455
United Parcel Service, Inc., Class B	73,409	5,406,573

		7,328,235

Airlines 0.1%
Delta Air Lines, Inc. *	9,171	35,308
Southwest Airlines Co.	48,323	703,100

		738,408

Building Products 0.2%
American Standard Companies, Inc.	11,818	505,810
Masco Corp.	29,384	940,876

		1,446,686

Commercial Services & Supplies 0.8%
Allied Waste Industries, Inc. *	17,799	137,230
Avery Dennison Corp.	6,665	349,579
Cendant Corp.	69,208	1,467,902

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

Cintas Corp.	9,799	$395,586
Equifax, Inc.	8,860	307,353
Monster Worldwide, Inc. *	7,917	208,850
Pitney Bowes, Inc.	15,141	675,440
R.R. Donnelley & Sons Co.	14,128	469,756
Robert Half International, Inc.	10,558	263,317
Waste Management, Inc.	37,286	1,099,564

		5,374,577

Construction & Engineering 0.1%
Fluor Corp.	5,612	322,410

Electrical Equipment 0.4%
American Power Conversion Corp.	11,792	300,224
Cooper Industries, Ltd., Class A	6,078	419,017
Emerson Electric Co.	27,503	1,828,125
Rockwell Automation, Inc.	11,476	589,522

		3,136,888

Industrial Conglomerates 4.7%
3M Co.	50,663	3,883,319
General Electric Co.	695,195	25,360,713
Textron, Inc.	8,865	685,176
Tyco International, Ltd.	132,045	3,820,062

		33,749,270

Machinery 1.4%
Caterpillar, Inc.	22,493	2,116,816
Cummins, Inc.	2,806	190,668
Danaher Corp.	18,049	995,042
Deere & Co.	16,193	1,071,167
Dover Corp.	13,360	505,943
Eaton Corp.	10,029	600,236
Illinois Tool Works, Inc.	18,019	1,521,344
Ingersoll-Rand Co., Ltd., Class A	11,368	879,997
ITT Industries, Inc.	6,053	575,035
Navistar International Corp. *	4,314	131,620
Paccar, Inc.	11,392	805,984
Pall Corp.	8,133	237,402
Parker Hannifin Corp.	7,882	475,521

		10,106,775

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	24,817	1,226,456
CSX Corp.	14,142	588,025
Norfolk Southern Corp.	26,254	838,028
Union Pacific Corp.	17,119	1,146,288

		3,798,797

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	5,471	297,568

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

INFORMATION TECHNOLOGY 15.3%
Communications Equipment 2.6%
ADC Telecommunications, Inc. *	7,596	$137,943
Andrew Corp. *	10,560	140,026
Avaya, Inc. *	31,484	288,079
Ciena Corp. *	37,533	81,822
Cisco Systems, Inc. *	423,967	8,216,480
Comverse Technology, Inc. *	12,964	305,043
Corning, Inc. *	92,463	1,449,820
JDS Uniphase Corp. *	94,756	144,977
Lucent Technologies, Inc. *	290,624	816,653
Motorola, Inc.	160,813	2,793,322
QUALCOMM, Inc.	107,946	4,022,068
Scientific-Atlanta, Inc.	9,974	332,134
Tellabs, Inc. *	30,302	249,082

		18,977,449

Computers & Peripherals 3.6%
Apple Computer, Inc. *	53,598	2,128,377
Dell, Inc. *	161,285	6,433,659
EMC Corp. *	157,776	2,218,331
Gateway, Inc. *	19,607	67,840
Hewlett-Packard Co.	189,918	4,275,054
International Business Machines Corp.	107,083	8,090,121
Lexmark International, Inc., Class A *	8,305	568,394
NCR Corp. *	12,214	447,399
Network Appliance, Inc. *	24,015	690,671
QLogic Corp. *	6,024	192,888
Sun Microsystems, Inc. *	221,552	844,113

		25,956,847

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	28,349	680,659
Jabil Circuit, Inc. *	12,038	351,871
Molex, Inc.	10,999	291,363
Sanmina-SCI Corp. *	34,331	176,118
Solectron Corp. *	63,691	232,472
Symbol Technologies, Inc.	15,915	183,182
Tektronix, Inc.	5,862	132,892

		2,048,557

Internet Software & Services 0.4%
Yahoo!, Inc. *	85,525	3,181,530

IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	8,308	429,773
Automatic Data Processing, Inc.	38,245	1,675,131
Computer Sciences Corp. *	12,534	580,450
Convergys Corp. *	9,321	127,045
Electronic Data Systems Corp.	33,952	668,854
First Data Corp.	52,595	1,989,669

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

Fiserv, Inc. *	12,676	$545,068
Paychex, Inc.	23,326	673,655
Sabre Holdings, Inc., Class A	8,627	173,144
SunGard Data Systems, Inc. *	18,947	657,650
Unisys Corp. *	22,123	160,171

		7,680,610

Office Electronics 0.1%
Xerox Corp. *	62,794	852,115

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *	25,839	423,759
Altera Corp. *	24,419	541,858
Analog Devices, Inc.	24,433	905,976
Applied Materials, Inc.	109,392	1,795,123
Applied Micro Circuits Corp. *	20,207	57,994
Broadcom Corp., Class A *	19,077	677,043
Freescale Semiconductor, Inc., Class B *	26,338	532,028
Intel Corp.	408,425	10,998,885
KLA-Tencor Corp.	12,891	585,380
Linear Technology Corp.	20,141	754,683
LSI Logic Corp. *	25,247	185,818
Maxim Integrated Products, Inc.	21,429	844,303
Micron Technology, Inc. *	40,261	442,066
National Semiconductor Corp.	23,304	468,876
Novellus Systems, Inc. *	9,169	244,354
NVIDIA Corp. *	10,902	296,425
PMC-Sierra, Inc. *	11,792	103,416
Teradyne, Inc. *	12,736	165,695
Texas Instruments, Inc.	112,900	3,120,556
Xilinx, Inc.	22,859	634,337

		23,778,575

Software 3.9%
Adobe Systems, Inc.	31,920	1,055,275
Autodesk, Inc.	15,053	595,798
BMC Software, Inc. *	14,530	247,301
Citrix Systems, Inc. *	11,116	279,679
Computer Associates International, Inc.	34,908	951,941
Compuware Corp. *	25,405	174,024
Electronic Arts, Inc. *	20,197	1,061,150
Intuit, Inc. *	12,161	525,598
Mercury Interactive Corp. *	5,537	249,829
Microsoft Corp.	663,674	17,122,789
Novell, Inc. *	24,856	145,408
Oracle Corp. *	294,719	3,778,298
Parametric Technology Corp. *	17,741	106,801
Siebel Systems, Inc. *	33,765	311,313
Symantec Corp. *	46,538	1,052,224
Veritas Software Corp. *	27,687	688,576

		28,346,004

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

MATERIALS 3.0%
Chemicals 1.6%
Air Products & Chemicals, Inc.	14,928	$899,113
Dow Chemical Co.	62,544	2,832,618
E. I. DuPont de Nemours & Co.	65,393	3,041,428
Eastman Chemical Co.	5,111	300,425
Ecolab, Inc.	14,483	468,235
Engelhard Corp.	8,014	235,612
Great Lakes Chemical Corp.	3,374	114,379
Hercules, Inc. *	7,344	101,788
International Flavors & Fragrances, Inc.	5,810	215,493
Monsanto Co.	17,465	995,505
PPG Industries, Inc.	11,360	742,830
Praxair, Inc.	21,169	992,191
Rohm & Haas Co.	12,752	594,881
Sigma-Aldrich Corp.	4,516	270,553

		11,805,051

Construction Materials 0.1%
Vulcan Materials Co.	6,750	404,528

Containers & Packaging 0.2%
Ball Corp.	7,211	270,773
Bemis Co., Inc.	7,021	190,690
Pactiv Corp. *	9,735	222,445
Sealed Air Corp. *	5,481	283,861
Temple-Inland, Inc.	8,165	291,654

		1,259,423

Metals & Mining 0.6%
Alcoa, Inc.	57,163	1,549,117
Allegheny Technologies, Inc.	5,871	124,817
Freeport-McMoRan Copper & Gold, Inc., Class B	11,740	414,422
Newmont Mining Corp.	29,116	1,084,280
Nucor Corp.	10,479	554,968
Phelps Dodge Corp.	6,340	554,116
United States Steel Corp.	7,488	297,798

		4,579,518

Paper & Forest Products 0.5%
Georgia-Pacific Corp.	17,043	564,805
International Paper Co.	32,160	1,035,874
Louisiana-Pacific Corp.	7,265	182,933
MeadWestvaco Corp.	13,292	381,214
Weyerhaeuser Co.	15,921	1,021,332

		3,186,158

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.	21,452	1,247,863
AT&T Corp.	52,494	986,362
BellSouth Corp.	120,131	3,214,706

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

CenturyTel, Inc.	8,826	$289,405
Citizens Communications Co.	22,002	300,107
Qwest Communications International, Inc. *	109,619	429,706
SBC Communications, Inc.	216,671	5,065,768
Sprint Corp.	96,942	2,296,556
Verizon Communications, Inc.	181,680	6,427,838

		20,258,311

Wireless Telecommunication Services 0.3%
Nextel Communications, Inc., Class A *	73,901	2,230,332

UTILITIES 3.2%
Electric Utilities 2.0%
Allegheny Energy, Inc. *	10,630	257,033
Ameren Corp.	12,810	699,170
American Electric Power Co., Inc.	25,144	897,389
CenterPoint Energy, Inc.	18,978	232,670
Cinergy Corp.	12,554	517,602
Consolidated Edison, Inc.	15,910	724,064
DTE Energy Co.	11,410	542,431
Edison International	21,370	785,348
Entergy Corp.	13,980	1,004,183
Exelon Corp.	43,604	2,042,847
FirstEnergy Corp.	21,634	958,386
FPL Group, Inc.	25,658	1,042,998
PG&E Corp.	23,660	846,318
Pinnacle West Capital Corp.	6,354	280,339
PPL Corp.	12,404	713,354
Progress Energy, Inc.	16,204	716,703
Southern Co.	48,722	1,654,112
TECO Energy, Inc.	13,546	239,493
Xcel Energy, Inc.	26,295	484,617

		14,639,057

Gas Utilities 0.2%
Keyspan Corp.	11,343	450,771
Nicor, Inc.	2,893	114,274
NiSource, Inc.	17,791	428,763
Peoples Energy Corp.	2,487	106,319

		1,100,127

Independent Power Producers & Energy Traders 0.6%
AES Corp. *	42,554	633,629
Calpine Corp. *	35,045	104,434
Constellation Energy Group, Inc.	11,599	619,966
Duke Energy Corp.	61,520	1,690,570
Dynegy, Inc., Class A *	21,721	101,003
TXU Corp.	15,756	1,264,892

		4,414,494

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2005

Multi-Utilities 0.4%
CMS Energy Corp. *	14,132	$186,966
Dominion Resources, Inc.	22,339	1,570,655
Public Service Enterprise Group, Inc.	15,633	867,632
Sempra Energy	15,610	619,249

		3,244,502

Total Common Stocks (cost $555,077,907)		716,184,423

SHORT-TERM INVESTMENTS 0.7%
	Principal
U.S. TREASURY OBLIGATIONS 0.1%	Amount	Value
U.S. Treasury Bills:
2.75%, 07/14/2005 ƒ+	$ 100,000	99,672
2.83%, 08/11/2005 ƒ+	500,000	497,209

		596,881

MUTUAL FUND SHARES 0.6%	Shares	Value
Evergreen Institutional Money Market Fund ø	4,920,928	4,920,928

Total Short-Term Investments (cost $5,517,809)		5,517,809

Total Investments (cost $560,595,716) 99.8%		721,702,232
Other Assets and Liabilities 0.2%		1,160,288

Net Assets 100.0%		$722,862,520

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,672,697 at May 31, 2005. The Fund earned $47,837 of income from Wachovia Corporation during the year ended May 31, 2005, which is included in income from affiliates.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
+	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of May 31, 2005:
Financials	20.1%
Information Technology	15.5%
Health Care	13.4%
Industrials	11.5%
Consumer Discretionary	11.4%
Consumer Staples	10.3%
Energy	8.3%
Utilities	3.3%
Telecommunication Services	3.2%
Materials	3.0%

100.0%

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Growth Fund
May 31, 2005

	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 14.4%
Auto Components 0.1%
BorgWarner, Inc.	2,034	$108,738
Gentex Corp.	23,314	416,854
Johnson Controls, Inc.	7,083	401,323

		926,915

Automobiles 0.2%
Harley-Davidson, Inc.	44,537	2,183,649

Diversified Consumer Services 0.6%
Apollo Group, Inc., Class A *	21,905	1,719,542
Career Education Corp. *	15,282	529,827
Corinthian Colleges, Inc. *	13,609	210,395
DeVry, Inc. *	8,972	184,375
Education Management Corp. *	11,039	358,216
H&R Block, Inc.	24,881	1,242,059
ITT Educational Services, Inc. *	6,898	313,100
Laureate Education, Inc. *	4,646	216,968
Regis Corp.	2,819	106,502
ServiceMaster Co.	25,685	333,905
Weight Watchers International, Inc. *	6,152	299,295

		5,514,184

Hotels, Restaurants & Leisure 1.8%
Applebee's International, Inc.	12,430	338,966
Brinker International, Inc. *	12,322	463,554
Cheesecake Factory, Inc. *	11,727	414,080
Choice Hotels International, Inc.	2,642	173,315
Darden Restaurants, Inc.	10,688	347,146
GTECH Holdings Corp.	17,904	505,609
Harrah's Entertainment, Inc.	9,312	668,695
Hilton Hotels Corp.	49,463	1,198,489
International Game Technology	52,651	1,483,705
International Speedway Corp., Class A	4,566	249,578
Las Vegas Sands Corp. *	2,436	88,329
Marriott International, Inc., Class A	25,591	1,728,416
MGM MIRAGE *	3,458	131,715
Outback Steakhouse, Inc.	8,425	372,806
Ruby Tuesday, Inc.	10,045	254,038
Starbucks Corp. *	59,835	3,275,966
Starwood Hotels & Resorts Worldwide, Inc., Class B	11,213	627,592
Station Casinos, Inc.	6,808	443,201
Wendy's International, Inc.	2,186	98,654
Wynn Resorts, Ltd. *	5,553	260,158
Yum! Brands, Inc.	43,671	2,239,886

		15,363,898

Household Durables 1.0%
Black & Decker Corp.	10,430	910,748
Centex Corp.	8,991	588,731
D.R. Horton, Inc.	25,647	886,617
Fortune Brands, Inc.	20,745	1,794,442

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Harman International Industries, Inc.	8,879	$735,714
Hovnanian Enterprises, Inc., Class A *	3,856	239,458
KB Home	552	37,282
Leggett & Platt, Inc.	10,921	290,935
Lennar Corp., Class A	8,367	485,370
M.D.C Holdings, Inc.	2,598	187,601
Maytag Corp.	6,562	95,740
Mohawk Industries, Inc. *	4,116	343,357
Newell Rubbermaid, Inc.	3,069	69,942
NVR, Inc. *	813	617,067
Pulte Homes, Inc.	6,613	505,564
Ryland Group, Inc.	1,126	77,131
Standard Pacific Corp.	288	23,074
Toll Brothers, Inc. *	3,232	299,251

		8,188,024

Internet & Catalog Retail 1.0%
Amazon.com, Inc. *	44,799	1,590,813
eBay, Inc. *	156,727	5,957,193
IAC/InterActiveCorp *	24,486	599,907
Netflix, Inc. *	5,268	75,280

		8,223,193

Leisure Equipment & Products 0.2%
Brunswick Corp.	8,304	357,404
Marvel Enterprises, Inc. *	10,737	228,376
Mattel, Inc.	27,918	507,549
Polaris Industries, Inc.	6,481	340,058

		1,433,387

Media 3.0%
Belo Corp.	8,881	218,295
Cablevision Systems Corp., Class A *	22,446	574,169
Citadel Broadcasting Corp. *	3,621	42,981
Clear Channel Communications, Inc.	32,827	959,533
Cox Radio, Inc., Class A *	2,479	40,333
Dex Media, Inc.	5,131	112,985
DIRECTV Group, Inc. *	85,988	1,283,801
Dow Jones & Co., Inc.	8,836	313,678
DreamWorks Animation SKG, Inc. *	2,101	61,769
E.W. Scripps Co., Class A	9,504	485,654
EchoStar Communications Corp., Class A *	34,163	998,584
Entercom Communications Corp. *	2,880	95,616
Gemstar-TV Guide International, Inc. *	14,449	49,127
Getty Images, Inc. *	6,508	487,059
Harte-Hanks, Inc.	7,671	224,684
Interpublic Group of Cos., Inc. *	42,670	526,548
John Wiley & Sons, Inc., Class A	7,087	274,621
Knight Ridder, Inc.	2,019	127,359
Lamar Advertising Co., Class A *	9,949	416,067
Liberty Media Corp., Class A *	194,984	2,025,884
Liberty Media International, Inc., Class A *	15,679	657,107
McGraw-Hill Companies, Inc.	57,814	2,524,159
Media General, Inc., Class A	1,714	104,725
Meredith Corp.	5,520	273,792
New York Times Co., Class A	20,418	640,513

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Omnicom Group, Inc.	24,219	$1,983,294
Pixar, Inc. *	7,331	386,564
Radio One, Inc., Class D *	5,848	73,685
Regal Entertainment Group, Class A	814	16,190
Time Warner, Inc. *	124,433	2,165,134
UnitedGlobalCom, Inc., Class A *	41,156	374,520
Univision Communications, Inc., Class A *	21,004	558,916
Viacom, Inc., Class B	58,087	1,991,803
Walt Disney Co.	91,973	2,523,739
Washington Post Co., Class B	830	688,900
Westwood One, Inc.	11,411	226,508
XM Satellite Radio Holdings, Inc., Class A *	24,187	776,645

		25,284,941

Multi-line Retail 1.4%
Big Lots, Inc. *	7,317	92,633
Dollar General Corp.	44,527	873,175
Dollar Tree Stores, Inc. *	17,141	425,097
Family Dollar Stores, Inc.	22,828	585,995
Kohl's Corp. *	45,283	2,204,829
Nordstrom, Inc.	10,979	670,158
Target Corp.	137,776	7,398,571

		12,250,458

Specialty Retail 4.6%
Abercrombie & Fitch Co., Class A	13,151	753,947
Advance Auto Parts, Inc. *	11,189	663,172
American Eagle Outfitters, Inc.	15,879	449,376
AnnTaylor Stores Corp. *	7,334	188,924
AutoZone, Inc. *	8,380	758,558
Barnes & Noble, Inc. *	746	28,236
Bed Bath & Beyond, Inc. *	45,342	1,843,152
Best Buy Co., Inc.	39,962	2,175,132
Blockbuster, Inc., Class A	8,011	73,140
Cabela's, Inc. *	955	19,788
CarMax, Inc. *	15,669	400,029
Chico's FAS, Inc. *	26,903	920,352
Circuit City Stores, Inc.	5,189	85,048
Claire's Stores, Inc.	12,195	287,558
Foot Locker, Inc.	9,866	260,561
Gap, Inc.	93,732	1,968,372
Home Depot, Inc.	310,222	12,207,236
Limited Brands, Inc.	2,908	59,817
Lowe's Companies, Inc.	118,634	6,787,051
Michaels Stores, Inc.	20,741	873,403
O'Reilly Automotive, Inc. *	7,349	408,237
Pacific Sunwear of California, Inc. *	11,568	242,928
PETCO Animal Supplies, Inc. *	6,220	187,160
PETsMART, Inc.	21,784	692,078
Pier 1 Imports, Inc.	6,054	101,647
RadioShack Corp.	24,270	610,633
Rent-A-Center, Inc. *	6,600	156,156
Ross Stores, Inc.	22,729	640,503
Sherwin-Williams Co.	1,566	69,609
Staples, Inc.	112,586	2,423,976
Talbots, Inc.	2,785	82,575

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Tiffany & Co.	22,170	$690,152
TJX Companies, Inc.	74,953	1,718,672
Urban Outfitters, Inc. *	6,888	367,406
Williams-Sonoma, Inc. *	14,082	553,845

		39,748,429

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	56,794	1,649,298
Columbia Sportswear Co. *	2,144	96,737
Fossil, Inc. *	5,950	127,032
Nike, Inc., Class B	24,659	2,026,970
Polo Ralph Lauren Corp., Class A	944	36,580
Reebok International, Ltd.	1,111	45,229
Timberland Co., Class A *	6,059	223,335

		4,205,181

CONSUMER STAPLES 12.7%
Beverages 3.8%
Anheuser-Busch Companies, Inc.	110,312	5,168,117
Brown-Forman Corp., Class B	4,421	263,580
Coca-Cola Co.	284,233	12,685,319
Pepsi Bottling Group, Inc.	20,775	589,387
PepsiCo, Inc.	243,936	13,733,597

		32,440,000

Food & Staples Retailing 3.6%
7-Eleven, Inc. *	3,819	113,997
Costco Wholesale Corp.	4,294	195,034
CVS Corp.	6,834	374,845
Rite Aid Corp. *	58,203	230,484
SYSCO Corp.	96,488	3,585,494
Wal-Mart Stores, Inc.	387,006	18,278,293
Walgreen Co.	154,606	7,009,836
Whole Foods Market, Inc.	9,329	1,109,964

		30,897,947

Food Products 0.8%
Campbell Soup Co.	17,295	536,664
H.J. Heinz Co.	27,203	989,373
Hershey Co.	20,362	1,307,444
Kellogg Co.	21,128	961,113
McCormick & Co., Inc.	15,666	530,137
Sara Lee Corp.	57,961	1,176,029
Wm. Wrigley Jr. Co.	22,245	1,518,666

		7,019,426

Household Products 3.1%
Church & Dwight Co., Inc.	9,290	335,926
Clorox Co.	11,570	675,804
Colgate-Palmolive Co.	66,802	3,338,096
Energizer Holdings, Inc. *	4,739	297,988
Kimberly-Clark Corp.	31,773	2,043,957
Procter & Gamble Co.	353,764	19,510,085

		26,201,856

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Personal Products 1.4%
Alberto-Culver Co.	9,102	$403,492
Avon Products, Inc.	71,204	2,829,647
Estee Lauder Companies, Inc., Class A	16,322	638,027
Gillette Co.	140,065	7,387,028
NBTY, Inc. *	8,227	182,968

		11,441,162

ENERGY 1.7%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	50,264	2,321,694
BJ Services Co.	24,280	1,222,498
Cooper Cameron Corp. *	1,702	100,605
Diamond Offshore Drilling, Inc.	4,657	220,043
ENSCO International, Inc.	12,715	423,410
FMC Technologies, Inc. *	10,142	319,980
Grant Prideco, Inc. *	18,440	442,929
Halliburton Co.	76,246	3,258,754
National Oilwell Varco, Inc. *	9,999	449,955
Patterson-UTI Energy, Inc.	23,267	616,343
Pride International, Inc. *	8,137	183,489
Rowan Companies, Inc.	8,094	222,585
Smith International, Inc.	15,752	925,588
Tidewater, Inc.	4,387	151,790

		10,859,663

Oil, Gas & Consumable Fuels 0.4%
Arch Coal, Inc.	3,544	171,707
Burlington Resources, Inc.	7,064	358,003
Consol Energy, Inc.	8,491	406,294
Kinder Morgan, Inc.	2,310	179,510
Newfield Exploration Co. *	9,156	352,048
Noble Energy, Inc.	3,991	296,811
Pioneer Natural Resources Co.	3,790	152,093
Pogo Producing Co.	1,956	96,705
XTO Energy, Inc.	51,447	1,601,031

		3,614,202

FINANCIALS 8.5%
Capital Markets 1.3%
American Capital Strategies, Ltd.	4,763	166,800
Ameritrade Holding Corp. *	35,600	529,016
Bank of New York Co.	15,605	449,736
Blackrock, Inc., Class A	2,769	216,037
Charles Schwab Corp.	132,603	1,503,718
E*TRADE Financial Corp. *	31,487	388,865
Eaton Vance Corp.	20,526	500,013
Federated Investors, Inc., Class B	11,194	331,454
Franklin Resources, Inc.	2,844	205,166
Goldman Sachs Group, Inc.	3,160	308,100
Investors Financial Services Corp.	9,976	413,904
Legg Mason, Inc.	15,795	1,298,033
Mellon Financial Corp.	19,601	544,124
Morgan Stanley	21,065	1,031,343

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Northern Trust Corp.	8,810	$404,555
Nuveen Investments, Inc., Class A	2,010	72,461
SEI Investments Co.	9,653	335,538
State Street Corp.	24,635	1,182,480
T. Rowe Price Group, Inc.	16,422	979,737
Waddell & Reed Financial, Inc., Class A	12,450	238,667

		11,099,747

Commercial Banks 0.7%
Commerce Bancorp, Inc.	20,834	578,144
Fifth Third Bancorp	57,808	2,463,777
North Fork Bancorp, Inc.	12,832	349,800
Synovus Financial Corp.	31,825	925,153
TCF Financial Corp.	18,790	486,285
U.S. Bancorp	25,168	738,177
UCBH Holdings, Inc.	13,627	233,022
Valley National Bancorp	924	22,045
Westcorp, Inc.	1,232	59,678

		5,856,081

Consumer Finance 2.1%
American Express Co.	170,268	9,168,932
Capital One Financial Corp.	26,049	1,964,095
First Marblehead Corp. *	2,805	125,243
MBNA Corp.	125,635	2,649,642
MoneyGram International, Inc.	5,920	109,816
Providian Financial Corp. *	12,215	217,671
SLM Corp.	66,237	3,197,260
WFS Financial, Inc. *	455	22,181

		17,454,840

Diversified Financial Services 0.3%
CapitalSource, Inc. *	9,706	185,190
Chicago Mercantile Exchange Holdings, Inc.	4,984	1,077,491
Instinet Group, Inc. *	1,032	5,449
Moody's Corp.	37,906	1,640,193

		2,908,323

Insurance 2.5%
AFLAC, Inc.	69,226	2,876,340
Ambac Financial Group, Inc.	3,909	282,034
American International Group, Inc.	231,624	12,866,713
Arthur J. Gallagher & Co.	12,933	357,209
Brown & Brown, Inc.	8,179	364,456
Genworth Financial, Inc., Class A	3,039	88,101
HCC Insurance Holdings, Inc.	2,707	106,142
Markel Corp. *	566	193,431
Marsh & McLennan Co.	78,965	2,293,144
Progressive Corp.	4,743	455,660
Prudential Financial, Inc.	13,385	847,404
TransAtlantic Holdings, Inc.	425	24,272
Unitrin, Inc.	3,001	149,420
W.R. Berkley Corp.	1,161	41,169

		20,945,495

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Real Estate 0.3%
Catellus Development Corp. REIT	15,541	$454,885
CBL & Associates Properties, Inc. REIT	1,413	115,117
Friedman, Billings, Ramsey Group, Inc., Class A REIT	11,719	152,933
General Growth Properties, Inc. REIT	4,481	174,445
Regency Centers Corp. REIT	5,336	298,016
The Mills Corp. REIT	3,302	189,799
The St. Joe Co.	8,345	658,170
Ventas, Inc. REIT	6,950	198,353
Weingarten Realty Investors REIT	10,323	392,377

		2,634,095

Thrifts & Mortgage Finance 1.3%
Doral Financial Corp.	13,010	150,786
Fannie Mae	146,236	8,663,021
Freddie Mac	8,207	533,783
Fremont General Corp.	6,928	149,021
Golden West Financial Corp.	11,893	744,740
Hudson City Bancorp, Inc.	10,114	348,427
IndyMac Bancorp, Inc.	4,434	182,459
NewAlliance Bancshares, Inc.	13,540	186,717
Radian Group, Inc.	4,658	213,709
W Holding Co., Inc.	9,688	87,483

		11,260,146

HEALTH CARE 24.8%
Biotechnology 3.5%
Affymetrix, Inc. *	9,118	487,722
Amgen, Inc. *	195,520	12,235,642
Amylin Pharmaceuticals, Inc. *	15,473	247,258
Biogen Idec, Inc. *	48,655	1,902,410
Celgene Corp. *	24,694	1,045,544
Cephalon, Inc. *	8,465	359,085
Charles River Laboratories International, Inc. *	9,087	436,994
Chiron Corp. *	16,537	620,799
Eyetech Pharmaceuticals, Inc. *	907	11,637
Genentech, Inc. *	66,925	5,303,806
Genzyme Corp. *	36,942	2,304,811
Gilead Sciences, Inc. *	67,961	2,772,809
ICOS Corp. *	3,868	83,549
ImClone Systems, Inc. *	10,063	333,488
Invitrogen Corp. *	3,851	305,500
Martek Biosciences Corp. *	4,163	155,655
MedImmune, Inc. *	37,537	990,977
Millennium Pharmaceuticals, Inc. *	24,649	206,312
Neurocrine Biosciences, Inc. *	5,485	206,620
OSI Pharmaceuticals, Inc. *	7,483	278,143
Protein Design Labs, Inc. *	2,514	48,017

		30,336,778

Health Care Equipment & Supplies 4.7%
Bausch & Lomb, Inc.	5,034	393,105
Baxter International, Inc.	83,887	3,095,430
Beckman Coulter, Inc.	9,298	651,418
Becton, Dickinson & Co.	38,219	2,195,682

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Biomet, Inc.	38,392	$1,446,994
Boston Scientific Corp. *	99,802	2,703,636
C.R. Bard, Inc.	15,744	1,074,528
Cooper Companies, Inc.	6,088	402,112
Cytyc Corp. *	16,680	390,479
Dade Behring Holdings, Inc.	5,562	371,820
DENTSPLY International, Inc.	12,153	693,329
Edwards Lifesciences Corp. *	8,970	410,019
Fisher Scientific International, Inc. *	17,284	1,079,559
Gen-Probe, Inc. *	7,423	288,458
Guidant Corp.	47,331	3,497,288
Hillenbrand Industries, Inc.	1,909	96,328
IDEXX Laboratories, Inc. *	4,966	286,687
Inamed Corp. *	5,353	333,117
Kinetic Concepts, Inc. *	3,934	252,759
Medtronic, Inc.	182,920	9,831,950
Millipore Corp. *	7,444	383,292
Nektar Therapeutics *	12,605	230,419
PerkinElmer, Inc.	9,963	190,592
ResMed, Inc. *	5,102	318,722
Respironics, Inc. *	5,255	351,244
St. Jude Medical, Inc. *	53,165	2,132,980
Stryker Corp.	43,177	2,100,561
Thermo Electron Corp. *	14,079	370,559
Varian Medical Systems, Inc. *	20,641	776,308
Waters Corp. *	18,035	700,660
Zimmer Holdings, Inc. *	36,823	2,819,905

		39,869,940

Health Care Providers & Services 4.2%
Accredo Health, Inc. *	7,316	327,903
Aetna, Inc.	14,165	1,105,012
AmerisourceBergen Corp.	4,527	292,308
Cardinal Health, Inc.	64,946	3,762,322
Caremark Rx, Inc. *	39,808	1,777,825
Community Health Systems, Inc. *	4,703	171,048
Covance, Inc. *	9,473	413,591
Coventry Health Care, Inc. *	15,851	1,103,547
DaVita, Inc. *	14,984	690,163
Express Scripts, Inc. *	9,412	869,575
HCA, Inc.	25,304	1,366,416
Health Management Associates, Inc.	32,533	820,482
Henry Schein, Inc. *	11,928	480,579
IMS Health, Inc.	35,459	870,518
Laboratory Corp. of America Holdings *	20,202	978,787
Lincare Holdings, Inc. *	15,005	659,620
Manor Care, Inc.	10,825	420,659
McKesson Corp.	19,895	801,172
Medco Health Solutions, Inc. *	17,793	889,650
Omnicare, Inc.	12,803	490,611
PacifiCare Health Systems, Inc., Class A *	2,963	186,165
Patterson Companies, Inc. *	18,473	838,489
Pharmaceutical Product Development, Inc. *	7,219	349,255
Quest Diagnostics, Inc.	12,288	1,290,240
Renal Care Group, Inc. *	10,078	466,007

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Triad Hospitals, Inc. *	4,391	$222,712
UnitedHealth Group, Inc.	201,494	9,788,579
Universal Health Services, Inc., Class B	3,868	226,007
VCA Antech, Inc. *	9,463	234,304
WebMD Corp. *	28,397	267,784
WellChoice, Inc. *	1,218	69,548
WellPoint, Inc. *	28,997	3,856,601

		36,087,479

Pharmaceuticals 12.4%
Abbott Laboratories	235,353	11,353,429
Allergan, Inc.	19,820	1,532,284
American Pharmaceutical Partners, Inc. *	2,885	126,709
Andrx Corp. *	10,969	219,161
Barr Pharmaceuticals, Inc. *	13,305	676,160
Bristol-Myers Squibb Co.	86,260	2,187,554
Eli Lilly & Co.	147,088	8,575,230
Endo Pharmaceuticals Holdings, Inc. *	7,080	143,724
Eon Labs, Inc. *	4,234	129,730
Forest Laboratories, Inc. *	55,500	2,141,190
IVAX Corp. *	29,858	586,710
Johnson & Johnson	447,958	30,057,982
Medicis Pharmaceutical Corp., Class A	8,460	238,403
Merck & Co., Inc.	149,550	4,851,402
MGI Pharma, Inc. *	10,628	246,570
Mylan Laboratories, Inc.	40,467	667,705
Pfizer, Inc.	1,151,437	32,125,092
Schering-Plough Corp.	222,101	4,330,969
Sepracor, Inc. *	15,857	963,471
Watson Pharmaceuticals, Inc. *	4,534	136,292
Wyeth	107,050	4,642,759

		105,932,526

INDUSTRIALS 8.3%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc. *	3,700	265,290
Boeing Co.	111,324	7,113,603
General Dynamics Corp.	4,746	512,473
L-3 Communications Holdings, Inc.	7,943	562,205
Precision Castparts Corp.	5,208	404,818
Rockwell Collins, Inc.	26,758	1,321,578
United Defense Industries, Inc.	5,662	421,876
United Technologies Corp.	18,613	1,986,007

		12,587,850

Air Freight & Logistics 1.3%
C.H. Robinson Worldwide, Inc.	12,892	737,036
Expeditors International of Washington, Inc.	15,881	809,613
FedEx Corp.	34,348	3,071,398
Ryder System, Inc.	4,590	168,637
United Parcel Service, Inc., Class B	86,234	6,351,134

		11,137,818

Airlines 0.2%
AMR Corp. *	11,538	148,840
JetBlue Airways Corp. *	13,704	297,788

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Southwest Airlines Co.		94,198	$1,370,581

			1,817,209

Building Products 0.1%
American Standard Companies, Inc.		28,071	1,201,439

Commercial Services & Supplies	1.3%
Allied Waste Industries, Inc. *		17,969	138,541
ARAMARK Corp., Class B		15,325	400,136
Avery Dennison Corp.		16,669	874,289
Brink's Co.		8,110	253,113
Cendant Corp.		35,861	760,612
ChoicePoint, Inc. *		13,339	523,689
Cintas Corp.		18,832	760,248
Copart, Inc. *		9,969	247,132
Corporate Executive Board Co.		5,889	410,934
Dun & Bradstreet Corp. *		10,731	659,313
Equifax, Inc.		13,232	459,018
Herman Miller, Inc.		10,863	316,222
HNI Corp.		8,314	428,919
Manpower, Inc.		6,496	258,736
Monster Worldwide, Inc. *		15,227	401,688
PHH Corp. *		1,793	43,014
Pitney Bowes, Inc.		19,322	861,954
Robert Half International, Inc.		22,294	556,012
SIRVA, Inc. *		3,051	23,950
Stericycle, Inc. *		6,554	325,210
Viad Corp.		1,480	41,144
Waste Management, Inc.		69,205	2,040,856
West Corp. *		2,372	83,352

			10,868,082

Construction & Engineering 0.1%
Fluor Corp.		4,899	281,448
Jacobs Engineering Group, Inc. *		6,742	354,494

			635,942

Electrical Equipment 0.3%
American Power Conversion Corp.		14,162	360,564
Ametek, Inc.		7,207	275,524
Emerson Electric Co.		12,987	863,246
Rockwell Automation, Inc.		18,289	939,506
Roper Industries, Inc.		5,627	393,327

			2,832,167

Industrial Conglomerates 1.8%
3M Co.		118,020	9,046,233
General Electric Co.		184,746	6,739,534

			15,785,767

Machinery 1.5%
Briggs & Stratton Corp.		5,944	201,264
Caterpillar, Inc.		39,417	3,709,534
Danaher Corp.		35,737	1,970,181
Deere & Co.		15,852	1,048,610
Donaldson Co., Inc.		11,603	372,456
Dover Corp.		24,721	936,184

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Graco, Inc.	10,474	$365,438
Harsco Corp.	2,127	123,430
Illinois Tool Works, Inc.	35,599	3,005,623
ITT Industries, Inc.	5,143	488,585
Navistar International Corp. *	5,058	154,320
Oshkosh Truck Corp.	4,761	379,642
Pall Corp.	1,632	47,638
SPX Corp.	699	31,043
Timken Co.	5,185	121,847

		12,955,795

Road & Rail 0.1%
CNF, Inc.	2,178	97,030
J.B. Hunt Transport Services, Inc.	17,242	346,219

		443,249

Trading Companies & Distributors 0.1%
Fastenal Co.	9,194	534,355
Hughes Supply, Inc.	4,304	111,904
MSC Industrial Direct Co., Inc., Class A	4,876	151,790
W.W. Grainger, Inc.	927	50,420

		848,469

INFORMATION TECHNOLOGY 26.6%
Communications Equipment 5.0%
ADC Telecommunications, Inc. *	12,233	222,159
ADTRAN, Inc.	9,075	199,378
Andrew Corp. *	10,570	140,158
Avaya, Inc. *	64,176	587,210
Avocent Corp. *	6,394	179,032
Ciena Corp. *	7,196	15,687
Cisco Systems, Inc. *	1,020,299	19,773,395
Comverse Technology, Inc. *	16,345	384,598
Corning, Inc. *	174,555	2,737,022
Foundry Networks, Inc. *	11,869	109,670
Harris Corp.	13,235	380,374
JDS Uniphase Corp. *	207,929	318,131
Juniper Networks, Inc. *	79,968	2,050,379
Motorola, Inc.	353,735	6,144,377
Plantronics, Inc.	7,184	247,273
Polycom, Inc. *	9,737	166,600
QUALCOMM, Inc.	244,514	9,110,592
Tellabs, Inc. *	28,121	231,155
UTStarcom, Inc. *	11,941	87,886

		43,085,076

Computers & Peripherals 4.7%
Apple Computer, Inc. *	61,034	2,423,660
Avid Technology, Inc. *	5,124	300,471
Dell, Inc. *	382,024	15,238,937
EMC Corp. *	291,423	4,097,407
International Business Machines Corp.	169,123	12,777,243
Lexmark International, Inc., Class A *	19,607	1,341,903
Maxtor Corp. *	15,600	85,644
NCR Corp. *	22,640	829,303
Network Appliance, Inc. *	49,283	1,417,379

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

QLogic Corp. *	12,013	$384,656
SanDisk Corp. *	22,761	593,835
Storage Technology Corp. *	3,345	107,977
Western Digital Corp. *	8,747	131,293

		39,729,708

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	66,161	1,588,526
Amphenol Corp., Class A	10,243	434,201
AVX Corp.	2,914	34,618
CDW Corp.	9,718	565,393
Cogent, Inc. *	2,150	43,129
Dolby Laboratories, Inc., Class A *	3,812	76,011
FLIR Systems, Inc. *	10,148	271,966
Ingram Micro, Inc., Class A *	2,277	35,999
Jabil Circuit, Inc. *	24,594	718,883
Mettler-Toledo International, Inc. *	3,788	185,612
Molex, Inc.	17,139	454,012
National Instruments Corp.	8,102	188,371
Sanmina-SCI Corp. *	39,853	204,446
Solectron Corp. *	141,040	514,796
Symbol Technologies, Inc.	35,386	407,293
Tektronix, Inc.	11,577	262,451
Vishay Intertechnology, Inc. *	6,964	89,836

		6,075,543

Internet Software & Services 1.0%
Akamai Technologies, Inc. *	16,103	226,086
Ask Jeeves, Inc. *	8,692	264,324
Google, Inc., Class A *	2,711	754,743
VeriSign, Inc. *	25,932	838,900
Yahoo!, Inc. *	172,736	6,425,779

		8,509,832

IT Services 1.9%
Acxiom Corp.	12,720	234,684
Affiliated Computer Services, Inc., Class A *	12,874	665,972
Alliance Data Systems Corp. *	6,757	254,874
Automatic Data Processing, Inc.	76,716	3,360,161
BearingPoint, Inc. *	3,736	24,471
Ceridian Corp. *	14,395	274,513
Certegy, Inc.	9,599	360,442
CheckFree Corp. *	7,963	297,259
Cognizant Technology Solutions Corp., Class A *	19,562	938,976
DST Systems, Inc. *	10,723	518,564
First Data Corp.	121,004	4,577,581
Fiserv, Inc. *	29,419	1,265,017
Global Payments, Inc.	4,216	292,169
Hewitt Associates, Inc. *	6,098	155,194
Iron Mountain, Inc. *	16,525	474,267
Paychex, Inc.	49,865	1,440,101
SunGard Data Systems, Inc. *	38,306	1,329,601
Total Systems Services, Inc.	5,614	136,701
Unisys Corp. *	2,615	18,933

		16,619,480

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Office Electronics 0.1%
Xerox Corp. *	13,127	$178,133
Zebra Technologies Corp., Class A *	8,663	369,737

		547,870

Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc. *	31,918	523,455
Agere Systems, Inc. *	25,872	351,862
Altera Corp. *	56,489	1,253,491
Amkor Technology, Inc. *	14,602	51,837
Analog Devices, Inc.	56,717	2,103,066
Applied Materials, Inc.	254,388	4,174,507
Applied Micro Circuits Corp. *	22,460	64,460
Atmel Corp. *	62,611	187,833
Broadcom Corp., Class A *	39,450	1,400,081
Conexant Systems, Inc. *	38,593	55,188
Cree, Inc. *	11,198	336,388
Cypress Semiconductor Corp. *	19,770	255,626
Fairchild Semiconductor International, Inc., Class A *	9,948	142,256
Freescale Semiconductor, Inc., Class B *	47,996	969,519
Integrated Circuit System, Inc. *	10,953	232,094
Intel Corp.	976,012	26,284,003
International Rectifier Corp. *	8,248	394,090
Intersil Corp., Class A	11,613	217,860
KLA-Tencor Corp.	29,663	1,346,997
Lam Research Corp. *	20,222	620,411
Linear Technology Corp.	46,691	1,749,512
LSI Logic Corp. *	26,120	192,243
Maxim Integrated Products, Inc.	48,626	1,915,864
MEMC Electronic Materials, Inc. *	11,475	157,208
Microchip Technology, Inc.	31,402	930,755
Micron Technology, Inc. *	41,005	450,235
National Semiconductor Corp.	54,138	1,089,257
Novellus Systems, Inc. *	15,800	421,070
NVIDIA Corp. *	25,039	680,810
PMC-Sierra, Inc. *	26,650	233,721
Rambus, Inc. *	13,087	200,624
Semtech Corp. *	11,215	204,562
Silicon Laboratories, Inc. *	5,559	154,151
Teradyne, Inc. *	29,271	380,816
Texas Instruments, Inc.	261,221	7,220,148
Xilinx, Inc.	52,023	1,443,638

		58,389,638

Software 6.4%
Activision, Inc. *	23,710	373,670
Adobe Systems, Inc.	72,050	2,381,973
Autodesk, Inc.	35,461	1,403,546
BEA Systems, Inc. *	55,150	464,915
BMC Software, Inc. *	9,886	168,260
Cadence Design Systems, Inc. *	23,141	323,280
Citrix Systems, Inc. *	25,684	646,209
Computer Associates International, Inc.	70,343	1,918,254
Electronic Arts, Inc. *	45,104	2,369,764
Fair Isaac Corp.	9,081	311,024

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Intuit, Inc. *	25,058	$1,083,007
Jack Henry & Associates, Inc.	10,299	182,189
Macromedia, Inc. *	11,106	491,107
McAfee, Inc. *	19,684	564,537
Mercury Interactive Corp. *	12,739	574,784
Microsoft Corp.	1,106,270	28,541,766
NAVTEQ Corp. *	4,567	174,231
Novell, Inc. *	57,922	338,844
Oracle Corp. *	510,067	6,539,059
Red Hat, Inc. *	24,423	308,707
Reynolds & Reynolds Co., Class A	8,780	239,606
Siebel Systems, Inc. *	49,754	458,732
Symantec Corp. *	107,068	2,420,807
Synopsys, Inc. *	22,034	398,154
TIBCO Software, Inc. *	25,590	162,241
Veritas Software Corp. *	64,521	1,604,637

		54,443,303

MATERIALS 1.1%
Chemicals 0.3%
Celanese Corp., Ser. A *	1,267	19,613
Dow Chemical Co.	9,041	409,467
Ecolab, Inc.	27,801	898,806
Huntsman Corp. *	1,414	27,219
International Flavors & Fragrances, Inc.	10,617	393,785
Nalco Holding Co. *	1,128	19,988
Praxair, Inc.	14,123	661,945
Scotts Miracle-Gro Co., Class A *	709	50,318
Sigma-Aldrich Corp.	2,431	145,641

		2,626,782

Construction Materials 0.0%
Florida Rock Industries, Inc.	1,193	78,082

Containers & Packaging 0.2%
Ball Corp.	8,539	320,639
Pactiv Corp. *	15,603	356,529
Sealed Air Corp. *	10,676	552,910

		1,230,078

Metals & Mining 0.6%
Alcoa, Inc.	84,882	2,300,302
Freeport-McMoRan Copper & Gold, Inc., Class B	23,217	819,560
Newmont Mining Corp.	38,973	1,451,355
Nucor Corp.	11,792	624,504
Southern Peru Copper Corp.	1,129	52,454
Worthington Industries, Inc.	8,207	137,549

		5,385,724

Paper & Forest Products 0.0%
Neenah Paper, Inc.	963	28,823

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.2%
IDT Corp. *	9,459	129,588
Level 3 Communications, Inc. *	102,474	213,146

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

Sprint Corp.	47,566	$1,126,839

		1,469,573

Wireless Telecommunication Services 0.8%
Crown Castle International Corp. *	14,583	259,286
Nextel Communications, Inc., Class A *	154,908	4,675,123
Nextel Partners, Inc., Class A *	18,497	439,304
NII Holdings, Inc., Class B *	8,594	512,202
SpectraSite, Inc. *	5,901	376,779
Telephone & Data Systems, Inc.	3,263	126,441
Telephone & Data Systems, Inc., Class S	3,263	123,994
U.S. Cellular Corp. *	1,115	52,450
Western Wireless Corp., Class A *	12,440	495,236

		7,060,815

UTILITIES 0.2%
Electric Utilities 0.0%
Allegheny Energy, Inc. *	3,894	94,157

Independent Power Producers & Energy Traders 0.2%
AES Corp. *	96,148	1,431,644

Total Common Stocks (cost $715,430,222)		848,101,880

EXCHANGE TRADED FUND 0.6%
iShares Russell 1000 Growth Index Fund (cost $5,107,029)	109,295	5,280,041

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø (cost $111,273)	111,273	111,273

Total Investments (cost $720,648,524) 99.9%		853,493,194
Other Assets and Liabilities 0.1%		1,072,941

Net Assets 100.0%		$854,566,135

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2005

The following table shows the percent of total long-term investments by sector as of May 31, 2005:
Information Technology	26.6%
Health Care	24.9%
Consumer Discretionary	14.3%
Consumer Staples	12.6%
Industrials	8.5%
Financials	8.5%
Energy	1.7%
Materials	1.1%
Telecommunication Services	1.0%
Utilities	0.2%
Other	0.6%

100.0%

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Value Fund
May 31, 2005

	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 10.1%
Auto Components 0.4%
American Axle & Manufacturing Holdings, Inc.	5,159	$106,791
Autoliv, Inc.	12,197	566,063
BorgWarner, Inc.	5,433	290,448
Dana Corp.	19,174	259,808
Delphi Corp.	61,568	267,821
Johnson Controls, Inc.	18,410	1,043,110
Lear Corp.	8,869	334,361
TRW Automotive Holdings Corp. *	3,105	63,249

		2,931,651

Automobiles 0.5%
Ford Motor Co.	226,368	2,259,153
General Motors Corp.	59,568	1,878,179

		4,137,332

Distributors 0.1%
Genuine Parts Co.	22,444	964,194

Diversified Consumer Services 0.1%
Laureate Education, Inc. *	923	43,104
Regis Corp.	3,292	124,372
Service Corp. International	39,905	302,480
ServiceMaster Co.	15,472	201,136

		671,092

Hotels, Restaurants & Leisure 1.1%
Brinker International, Inc. *	1,052	39,576
Caesars Entertainment, Inc. *	39,554	852,389
Darden Restaurants, Inc.	11,599	376,735
Harrah's Entertainment, Inc.	6,575	472,151
Hilton Hotels Corp.	7,152	173,293
International Speedway Corp., Class A	496	27,111
Las Vegas Sands Corp. *	991	35,934
Marriott International, Inc., Class A	2,947	199,040
McDonald's Corp.	162,035	5,013,363
MGM MIRAGE *	12,328	469,573
Outback Steakhouse, Inc.	888	39,294
Starwood Hotels & Resorts Worldwide, Inc., Class B	17,071	955,464
Wendy's International, Inc.	12,813	578,251

		9,232,174

Household Durables 0.9%
Black & Decker Corp.	1,294	112,992
Centex Corp.	8,205	537,263
D.R. Horton, Inc.	18,109	626,028
Fortune Brands, Inc.	1,129	97,658
Hovnanian Enterprises, Inc., Class A *	988	61,355
KB Home	8,580	579,493
Leggett & Platt, Inc.	15,388	409,936
Lennar Corp., Class A	9,852	571,515

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Maytag Corp.	4,559	$66,516
M.D.C Holdings, Inc.	1,684	121,602
Mohawk Industries, Inc. *	3,201	267,027
Newell Rubbermaid, Inc.	32,739	746,122
Pulte Homes, Inc.	7,916	605,178
Ryland Group, Inc.	5,236	358,666
Snap-On, Inc.	7,480	258,135
Standard Pacific Corp.	4,142	331,857
Stanley Works	9,056	403,988
Toll Brothers, Inc. *	3,550	328,695
Whirlpool Corp.	8,876	610,669

		7,094,695

Internet & Catalog Retail 0.1%
IAC/InterActiveCorp *	22,708	556,346

Leisure Equipment & Products 0.3%
Brunswick Corp.	5,106	219,762
Eastman Kodak Co.	36,875	969,075
Hasbro, Inc.	19,947	402,530
Mattel, Inc.	30,542	555,254

		2,146,621

Media 4.7%
Belo Corp.	5,069	124,596
Cablevision Systems Corp., Class A *	3,012	77,047
Citadel Broadcasting Corp. *	3,358	39,859
Clear Channel Communications, Inc.	35,767	1,045,469
Comcast Corp., Class A *	275,529	8,872,034
Cox Radio, Inc., Class A *	2,802	45,589
Dex Media, Inc.	2,450	53,949
DIRECTV Group, Inc. *	9,154	136,669
DreamWorks Animation SKG, Inc. *	2,253	66,238
Entercom Communications Corp. *	2,230	74,036
Gannett Co., Inc.	32,840	2,445,266
Gemstar-TV Guide International, Inc. *	19,431	66,065
Harte-Hanks, Inc.	917	26,859
Hearst-Argyle Television, Inc.	3,962	98,892
Interpublic Group of Cos. *	17,517	216,160
Knight Ridder, Inc.	8,404	530,124
Lamar Advertising Co., Class A *	2,201	92,046
Lee Enterprises, Inc.	5,787	240,161
Liberty Media Corp., Class A *	180,824	1,878,761
Liberty Media International, Inc., Class A *	7,487	313,780
McClatchy Co., Class A	2,445	168,705
Media General, Inc., Class A	1,589	97,088
New York Times Co., Class A	1,722	54,019
NTL, Inc. *	8,871	570,228
Omnicom Group, Inc.	3,673	300,782
Radio One, Inc., Class D *	5,424	68,342
Regal Entertainment Group, Class A	4,607	91,633
Sirius Satellite Radio, Inc. *	169,887	1,026,118
Time Warner, Inc. *	458,238	7,973,341
Tribune Co.	31,998	1,157,688
UnitedGlobalCom, Inc., Class A *	9,611	87,460
Univision Communications, Inc., Class A *	11,791	313,759

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Viacom, Inc., Class B	143,935	$4,935,531
Walt Disney Co.	185,615	5,093,276

		38,381,570

Multi-line Retail 0.9%
Big Lots, Inc. *	8,867	112,256
Dillard's, Inc., Class A	7,723	184,734
Federated Department Stores, Inc.	21,770	1,468,387
J.C. Penney Co., Inc.	31,346	1,559,777
May Department Stores Co.	37,315	1,423,940
Neiman Marcus Group, Inc., Class A	5,525	533,439
Nordstrom, Inc.	4,548	277,610
Saks, Inc. *	16,311	279,571
Sears Holdings Corp. *	13,606	1,996,000

		7,835,714

Specialty Retail 0.8%
American Eagle Outfitters, Inc.	1,209	34,215
AnnTaylor Stores Corp. *	2,970	76,507
AutoNation, Inc. *	22,635	452,700
Barnes & Noble, Inc. *	6,205	234,859
Blockbuster, Inc., Class A	16,403	149,759
Borders Group, Inc.	9,391	237,498
Cabela's, Inc. *	427	8,848
Circuit City Stores, Inc.	21,151	346,665
Claire's Stores, Inc.	929	21,906
Foot Locker, Inc.	11,616	306,779
Home Depot, Inc.	23,941	942,078
Limited Brands, Inc.	43,432	893,396
Office Depot, Inc. *	40,254	793,809
OfficeMax, Inc.	12,021	364,837
Pier 1 Imports, Inc.	6,134	102,990
Rent-A-Center, Inc. *	2,612	61,800
Sherwin-Williams Co.	14,012	622,834
Toys "R" Us, Inc. *	27,515	720,893

		6,372,373

Textiles, Apparel & Luxury Goods 0.2%
Columbia Sportswear Co. *	165	7,445
Jones Apparel Group, Inc.	16,227	517,804
Liz Claiborne, Inc.	14,274	535,989
Polo Ralph Lauren Corp., Class A	4,633	179,529
Reebok International, Ltd.	5,819	236,891
VF Corp.	10,885	614,240

		2,091,898

CONSUMER STAPLES 6.5%
Beverages 0.6%
Anheuser-Busch Companies, Inc.	9,416	441,140
Brown-Forman Corp., Class B	3,465	206,583
Coca-Cola Co.	29,038	1,295,966
Coca-Cola Enterprises, Inc.	30,179	660,316
Constellation Brands, Inc. Class A *	23,532	654,425
Molson Coors Brewing Co., Class B	4,828	282,293
Pepsi Bottling Group, Inc.	1,903	53,988
PepsiAmericas, Inc.	9,149	221,589

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

PepsiCo, Inc.	11,640	$655,332

		4,471,632

Food & Staples Retailing 1.2%
Albertsons, Inc.	47,321	993,268
BJ's Wholesale Club, Inc. *	8,990	271,048
Costco Wholesale Corp.	55,392	2,515,905
CVS Corp.	45,289	2,484,102
Kroger Co. *	94,869	1,590,953
Rite Aid Corp. *	5,760	22,810
Safeway, Inc. *	57,421	1,263,836
SUPERVALU, Inc.	17,411	570,384

		9,712,306

Food Products 1.5%
Archer-Daniels-Midland Co.	74,928	1,487,321
Campbell Soup Co.	14,864	461,230
ConAgra Foods, Inc.	67,985	1,777,808
Dean Foods Co. *	19,174	747,211
Del Monte Foods Co. *	23,515	245,497
General Mills, Inc.	37,296	1,846,152
H.J. Heinz Co.	22,107	804,031
Hershey Co.	4,897	314,436
Hormel Foods Corp.	9,581	283,789
J.M. Smucker Co.	7,383	367,747
Kellogg Co.	13,369	608,156
Kraft Foods, Inc., Class A	34,314	1,113,146
McCormick & Co., Inc.	4,334	146,662
Pilgrim's Pride Corp.	1,944	68,526
Sara Lee Corp.	52,266	1,060,477
Smithfield Foods, Inc. *	10,920	325,744
Tootsie Roll Industries, Inc.	3,274	101,330
Tyson Foods, Inc., Class A	28,143	519,520
Wm. Wrigley Jr. Co.	1,232	84,109

		12,362,892

Household Products 0.6%
Clorox Co.	4,068	237,612
Colgate-Palmolive Co.	11,501	574,705
Energizer Holdings, Inc. *	5,269	331,315
Kimberly-Clark Corp.	37,410	2,406,585
Procter & Gamble Co.	29,104	1,605,086

		5,155,303

Personal Products 0.1%
Alberto-Culver Co.	1,413	62,638
Gillette Co.	9,683	510,682

		573,320

Tobacco 2.5%
Altria Group, Inc.	263,855	17,715,225
Carolina Group	7,451	222,636
Reynolds American, Inc.	19,299	1,600,080
UST, Inc.	21,295	948,905

		20,486,846

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

ENERGY 13.1%
Energy Equipment & Services 0.2%
Cooper Cameron Corp. *	5,460	$322,741
Diamond Offshore Drilling, Inc.	3,650	172,463
ENSCO International, Inc.	8,587	285,947
National Oilwell Varco, Inc. *	12,958	583,110
Patterson-UTI Energy, Inc.	1,562	41,377
Pride International, Inc. *	7,547	170,185
Rowan Companies, Inc.	6,710	184,525
Tidewater, Inc.	4,069	140,787

		1,901,135

Oil, Gas & Consumable Fuels 12.9%
Amerada Hess Corp.	9,960	924,786
Anadarko Petroleum Corp.	30,474	2,306,882
Apache Corp.	41,844	2,458,753
Arch Coal, Inc.	4,889	236,872
Ashland, Inc.	9,054	618,388
Burlington Resources, Inc.	45,020	2,281,614
Chesapeake Energy Corp.	40,415	827,295
ChevronTexaco Corp.	275,344	14,808,000
ConocoPhillips	88,239	9,515,694
Consol Energy, Inc.	4,344	207,860
Devon Energy Corp.	61,688	2,831,479
El Paso Corp.	82,470	852,740
EOG Resources, Inc.	29,994	1,496,401
Exxon Mobil Corp.	841,438	47,288,816
Kerr-McGee Corp.	18,005	1,329,849
Kinder Morgan, Inc.	10,339	803,444
Marathon Oil Corp.	44,441	2,154,944
Massey Energy Co.	9,763	394,718
Murphy Oil Corp.	10,520	1,028,330
Newfield Exploration Co. *	8,224	316,213
Noble Energy, Inc.	7,468	555,395
Occidental Petroleum Corp.	50,330	3,679,626
Peabody Energy Corp.	16,454	785,514
Pioneer Natural Resources Co.	15,447	619,888
Pogo Producing Co.	6,549	323,783
Premcor, Inc.	5,000	339,350
Sunoco, Inc.	8,924	915,335
Unocal Corp.	33,908	1,932,417
Valero Energy Corp.	33,124	2,272,969
Western Gas Resources, Inc.	6,831	219,070
Williams Cos.	71,593	1,318,027

		105,644,452

FINANCIALS 31.3%
Capital Markets 3.8%
A.G. Edwards, Inc.	10,287	424,956
Allied Capital Corp.	16,566	454,737
American Capital Strategies, Ltd.	7,542	264,121
Bank of New York Co.	86,733	2,499,645
Charles Schwab Corp.	15,126	171,529
E*TRADE Financial Corp. *	20,170	249,099
Federated Investors, Inc., Class B	1,096	32,453

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Franklin Resources, Inc.	18,127	$1,307,682
Goldman Sachs Group, Inc.	39,402	3,841,695
Janus Capital Group, Inc.	29,189	448,343
Jefferies Group, Inc.	6,533	231,334
Lehman Brothers Holdings, Inc.	35,626	3,284,717
Mellon Financial Corp.	37,903	1,052,187
Merrill Lynch & Co., Inc.	123,270	6,688,630
Morgan Stanley	123,463	6,044,748
Northern Trust Corp.	17,611	808,697
Nuveen Investments, Inc., Class A	803	28,948
Raymond James Financial, Inc.	7,913	212,939
State Street Corp.	22,215	1,066,320
The Bear Stearns Companies, Inc.	14,576	1,443,607

		30,556,387

Commercial Banks 10.5%
AmSouth Bancorp, Inc.	45,320	1,208,231
Associated Banc-Corp.	16,377	547,319
Bank of America Corp.	524,620	24,300,398
Bank of Hawaii Corp.	6,856	334,093
BB&T Corp.	71,365	2,850,318
BOK Financial Corp. *	2,283	103,237
City National Corp.	5,266	374,044
Colonial Bancgroup, Inc.	18,726	417,403
Comerica, Inc.	22,289	1,245,509
Commerce Bancshares, Inc.	7,866	383,468
Compass Bancshares, Inc.	15,752	702,067
Cullen/Frost Bankers, Inc.	6,606	294,694
Fifth Third Bancorp	11,486	489,533
First Horizon National Corp.	15,951	673,611
FirstMerit Corp.	10,911	278,231
Fulton Financial Corp.	15,727	341,748
Hibernia Corp., Class A	19,963	641,810
Hudson United Bancorp	5,774	197,182
Huntington Bancshares, Inc.	29,516	688,313
International Bancshares Corp.	4,534	163,360
KeyCorp	52,793	1,729,499
M&T Bank Corp.	9,715	992,290
Marshall & Ilsley Corp.	28,580	1,243,516
Mercantile Bankshares Corp.	10,163	529,797
National City Corp.	72,096	2,491,638
North Fork Bancorp, Inc.	44,598	1,215,742
PNC Financial Services Group, Inc.	36,739	2,007,786
Popular, Inc.	34,245	806,470
Regions Financial Corp.	59,311	1,997,594
Sky Financial Group, Inc.	13,299	382,878
South Financial Group, Inc.	9,089	247,675
SunTrust Banks, Inc.	42,194	3,105,900
Synovus Financial Corp.	12,077	351,078
TCF Financial Corp.	2,123	54,943
TD Banknorth, Inc.	11,558	346,509
U.S. Bancorp	222,394	6,522,816
UnionBanCal Corp.	7,196	451,693
Valley National Bancorp	12,550	299,433
Wachovia Corp. °	206,917	10,501,038

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Wells Fargo & Co.	217,119	$13,116,159
Westcorp, Inc.	1,884	91,261
Whitney Holding Corp.	7,838	248,527
Wilmington Trust Corp.	8,543	306,096
Zions Bancorp	11,519	816,006

		86,090,913

Consumer Finance 0.3%
AmeriCredit Corp. *	20,272	504,165
Capital One Financial Corp.	8,637	651,230
MBNA Corp.	39,019	822,911
MoneyGram International, Inc.	6,347	117,737
Providian Financial Corp. *	27,048	481,995
Student Loan Corp.	515	110,534
WFS Financial, Inc. *	457	22,279

		2,710,851

Diversified Financial Services 6.2%
CIT Group, Inc.	27,240	1,155,521
Citigroup, Inc.	665,359	31,345,062
Instinet Group, Inc. *	15,114	79,802
JPMorgan Chase & Co.	458,456	16,389,802
Leucadia National Corp.	10,080	402,091
Principal Financial Group, Inc.	38,538	1,537,281

		50,909,559

Insurance 5.2%
AFLAC, Inc.	6,413	266,460
Allmerica Financial Corp. *	6,844	238,992
Allstate Corp.	90,399	5,261,222
Ambac Financial Group, Inc.	10,614	765,800
American Financial Group, Inc.	4,777	154,870
American International Group, Inc.	98,152	5,452,344
American National Insurance Co.	1,025	118,285
AON Corp.	40,542	1,010,712
Arthur J. Gallagher & Co.	654	18,063
Assurant, Inc.	10,283	361,447
Chubb Corp.	24,409	2,055,970
Cincinnati Financial Corp.	20,070	792,163
CNA Financial Corp. *	3,293	90,821
Conseco, Inc. *	19,653	393,060
Erie Indemnity Co., Class A	3,628	187,930
Fidelity National Financial, Inc.	20,703	745,101
First American Corp.	10,659	412,503
Genworth Financial, Inc., Class A	16,051	465,319
Hartford Financial Services Group, Inc.	37,571	2,809,935
HCC Insurance Holdings, Inc.	6,435	252,316
Jefferson-Pilot Corp.	17,990	906,696
Lincoln National Corp.	22,425	1,021,010
Loews Corp.	19,116	1,439,435
Markel Corp. *	609	208,126
MBIA, Inc.	18,577	1,039,012
Mercury General Corp.	3,355	185,196
MetLife, Inc.	51,735	2,307,381
Nationwide Financial Services., Inc., Class A	7,258	277,110
Odyssey Re Holdings Corp.	1,580	38,094

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Old Republic International Corp.	23,412	$582,022
Progressive Corp.	21,714	2,086,064
Protective Life Corp.	8,918	358,414
Prudential Financial, Inc.	56,520	3,578,281
Reinsurance Group of America, Inc.	3,756	171,837
SAFECO Corp.	16,318	878,072
St. Paul Travelers Companies, Inc.	85,829	3,251,203
StanCorp Financial Group, Inc.	3,716	278,143
Torchmark Corp.	13,594	717,084
TransAtlantic Holdings, Inc.	3,059	174,700
Unitrin, Inc.	3,434	170,979
UnumProvident Corp.	38,121	699,902
W.R. Berkley Corp.	12,763	452,576
Wesco Financial Corp.	172	61,624

		42,736,274

Real Estate 2.9%
AMB Property Corp. REIT	10,629	428,455
Annaly Mortgage Management, Inc. REIT	15,168	285,917
Apartment Investment & Management Co., Class A REIT	12,110	449,281
Archstone-Smith Trust REIT	25,200	927,864
Arden Realty Group, Inc. REIT	8,428	289,080
AvalonBay Communities, Inc. REIT	9,212	689,702
Boston Properties, Inc. REIT	10,617	709,216
BRE Properties, Inc. REIT	6,447	248,467
Camden Property Trust REIT	6,464	333,607
CBL & Associates Properties, Inc. REIT	1,546	125,953
CenterPoint Properties Trust REIT	6,306	263,591
Crescent Real Estate Equities Co. REIT	10,000	183,900
Developers Diversified Realty Corp. REIT	13,951	636,166
Duke Realty Corp. REIT	18,279	564,273
Equity Office Properties Trust REIT	51,926	1,687,076
Equity Residential REIT	36,049	1,294,159
Federal Realty Investment Trust REIT	6,635	366,252
Forest City Enterprises, Inc.	3,997	253,210
Friedman, Billings, Ramsey Group, Inc., Class A, REIT	7,756	101,216
General Growth Properties, Inc. REIT	26,743	1,041,105
Health Care Property Investors, Inc. REIT	16,986	461,849
Health Care REIT, Inc. REIT	6,604	236,687
Hospitality Properties Trust REIT	8,644	379,644
Host Marriott Corp. REIT	44,674	748,289
HRPT Properties Trust REIT	25,708	304,126
iStar Financial, Inc. REIT	14,156	593,136
Kimco Realty Corp. REIT	12,502	722,115
Liberty Property Trust REIT	10,895	449,854
Macerich Co.	7,540	475,246
Mack-Cali Realty Corp. REIT	7,792	343,549
New Plan Excel Realty Trust, Inc. REIT	12,886	347,149
Pan Pacific Retail Properties, Inc. REIT	5,184	330,998
Plum Creek Timber Co., Inc. REIT	23,575	826,304
Prologis REIT	23,334	952,961
Public Storage, Inc. REIT	10,535	633,469
Rayonier, Inc. REIT	6,371	334,414
Reckson Associates Realty Corp. REIT	10,419	329,136
Regency Centers Corp. REIT	3,267	182,462

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Shurgard Storage Centers, Inc., Class A REIT	5,904	$257,710
Simon Property Group, Inc. REIT	21,551	1,480,985
SL Green Realty Corp. REIT	5,227	323,813
The Mills Corp. REIT	4,085	234,806
Thornburg Mortgage, Inc. REIT	12,103	365,390
Trizec Properties, Inc. REIT	11,400	222,414
United Dominion Realty Trust, Inc. REIT	17,577	405,150
Ventas, Inc. REIT	4,868	138,933
Vornado Realty Trust REIT	12,339	971,079
Weingarten Realty Investors REIT	956	36,338

		23,966,496

Thrifts & Mortgage Finance 2.4%
Astoria Financial Corp.	14,121	388,892
Capitol Federal Financial	2,744	90,881
Countrywide Financial Corp.	71,890	2,672,151
Freddie Mac	81,581	5,306,028
Fremont General Corp.	2,274	48,914
Golden West Financial Corp.	21,949	1,374,446
Independence Community Bank Corp.	10,672	399,987
IndyMac Bancorp, Inc.	4,080	167,892
MGIC Investment Corp.	12,710	779,632
New York Community Bancorp, Inc.	34,013	619,717
People's Bank	7,442	210,669
PMI Group, Inc.	12,308	465,242
Radian Group, Inc.	7,408	339,879
Sovereign Bancorp, Inc.	47,479	1,059,731
W Holding Co., Inc.	5,859	52,907
Washington Federal, Inc.	11,103	253,371
Washington Mutual, Inc.	112,049	4,627,624
Webster Financial Corp.	6,709	314,652

		19,172,615

HEALTH CARE 3.9%
Biotechnology 0.2%
Applied Biosystems Group - Applera Corp.	25,968	555,975
Biogen Idec, Inc. *	2,229	87,154
Eyetech Pharmaceuticals, Inc. *	162	2,078
ICOS Corp. *	3,588	77,501
Invitrogen Corp. *	3,445	273,292
Millennium Pharmaceuticals, Inc. *	18,193	152,275
Protein Design Labs, Inc. *	9,968	190,389

		1,338,664

Health Care Equipment & Supplies 0.2%
Bausch & Lomb, Inc.	2,521	196,865
Baxter International, Inc.	7,334	270,625
Dade Behring Holdings, Inc.	734	49,068
Hillenbrand Industries, Inc.	5,450	275,007
Hospira, Inc. *	20,076	764,494
PerkinElmer, Inc.	7,936	151,816
Thermo Electron Corp. *	9,317	245,223

		1,953,098

Health Care Providers & Services 1.8%
Aetna, Inc.	27,136	2,116,879

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

AmerisourceBergen Corp.	10,435	$673,788
Caremark Rx, Inc. *	25,709	1,148,164
CIGNA Corp.	17,273	1,679,799
Community Health Systems, Inc. *	3,899	141,807
HCA, Inc.	33,045	1,784,430
Health Management Associates, Inc.	3,534	89,128
Health Net, Inc., Class A *	14,515	496,848
Henry Schein, Inc. *	1,168	47,059
Humana, Inc. *	20,775	755,379
Laboratory Corp. of America Holdings *	964	46,706
Manor Care, Inc.	2,207	85,764
McKesson Corp.	20,483	824,850
Medco Health Solutions, Inc. *	19,704	985,200
Omnicare, Inc.	2,445	93,692
PacifiCare Health Systems, Inc., Class A *	8,556	537,574
Tenet Healthcare Corp. *	59,887	725,830
Triad Hospitals, Inc. *	6,627	336,121
Universal Health Services, Inc., Class B	2,936	171,551
WebMD Corp. *	15,940	150,314
WellChoice, Inc. *	1,871	106,834
WellPoint, Inc. *	13,138	1,747,354

		14,745,071

Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.	176,613	4,478,906
King Pharmaceuticals, Inc. *	31,056	293,790
Merck & Co., Inc.	158,386	5,138,042
Watson Pharmaceuticals, Inc. *	10,141	304,838
Wyeth	80,293	3,482,307

		13,697,883

INDUSTRIALS 12.2%
Aerospace & Defense 2.7%
Alliant Techsystems, Inc. *	1,632	117,014
Boeing Co.	13,560	866,484
General Dynamics Corp.	21,564	2,328,481
Goodrich Corp.	15,131	633,384
Honeywell International, Inc.	110,544	4,005,009
L-3 Communications Holdings, Inc.	6,533	462,406
Lockheed Martin Corp.	48,214	3,128,606
Northrop Grumman Corp.	46,254	2,577,273
Precision Castparts Corp.	3,875	301,204
Raytheon Co.	58,037	2,272,729
United Defense Industries, Inc.	1,177	87,698
United Technologies Corp.	50,255	5,362,208

		22,142,496

Air Freight & Logistics 0.1%
FedEx Corp.	9,147	817,925
Ryder System, Inc.	4,503	165,440

		983,365

Airlines 0.0%
AMR Corp. *	10,700	138,030

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Southwest Airlines Co.		21,349	$310,628

			448,658

Building Products 0.2%
Masco Corp.		56,356	1,804,519

Commercial Services & Supplies	0.8%
Adesa, Inc.		12,205	278,030
Allied Waste Industries, Inc. *		20,643	159,158
Brink's Co.		387	12,078
Cendant Corp.		100,653	2,134,850
Deluxe Corp.		6,419	259,392
Equifax, Inc.		5,457	189,303
IKON Office Solutions, Inc.		14,557	141,057
Manpower, Inc.		6,024	239,936
PHH Corp. *		5,032	120,718
Pitney Bowes, Inc.		13,263	591,662
R.R. Donnelley & Sons Co.		27,950	929,337
Republic Services, Inc., Class A		19,836	703,781
Steelcase, Inc.		6,352	81,941
Viad Corp.		1,587	44,119
Waste Management, Inc.		15,685	462,551
West Corp. *		525	18,448

			6,366,361

Construction & Engineering 0.0%
Fluor Corp.		6,506	373,769
Jacobs Engineering Group, Inc. *		1,491	78,397

			452,166

Electrical Equipment 0.5%
American Power Conversion Corp.		10,204	259,794
Ametek, Inc.		2,522	96,416
Emerson Electric Co.		43,205	2,871,836
Hubbell, Inc., Class B		7,792	354,068
Rockwell Automation, Inc.		8,323	427,553
Roper Industries, Inc.		623	43,548

			4,053,215

Industrial Conglomerates 5.6%
Alleghany Corp. *		614	172,073
Carlisle Cos.		3,999	277,211
General Electric Co.		1,200,397	43,790,483
Teleflex, Inc.		4,578	256,139
Textron, Inc.		15,245	1,178,286

			45,674,192

Machinery 1.2%
AGCO Corp. *		11,601	212,994
Briggs & Stratton Corp.		1,522	51,535
Caterpillar, Inc.		10,381	976,956
Crane Co.		6,657	174,879
Cummins, Inc.		5,218	354,563
Deere & Co.		18,512	1,224,569
Dover Corp.		5,073	192,115
Eaton Corp.		19,376	1,159,654
Harsco Corp.		3,473	201,538

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Illinois Tool Works, Inc.	1,767	$149,188
ITT Industries, Inc.	7,531	715,445
Navistar International Corp. *	3,600	109,836
Oshkosh Truck Corp.	476	37,956
Paccar, Inc.	22,573	1,597,040
Pall Corp.	14,792	431,778
Parker Hannifin Corp.	15,382	927,996
Pentair, Inc.	12,904	574,357
SPX Corp.	9,177	407,551
Timken Co.	4,298	101,003

		9,600,953

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	47,717	2,358,174
CNF, Inc.	4,635	206,489
CSX Corp.	27,621	1,148,481
Norfolk Southern Corp.	50,443	1,610,141
Union Pacific Corp.	33,340	2,232,447
Yellow Roadway Corp. *	7,304	385,505

		7,941,237

Trading Companies & Distributors 0.1%
Hughes Supply, Inc.	4,825	125,450
W.W. Grainger, Inc.	9,089	494,351

		619,801

INFORMATION TECHNOLOGY 5.2%
Communications Equipment 0.5%
3Com Corp. *	50,222	183,813
ADC Telecommunications, Inc. *	4,406	80,013
Andrew Corp. *	11,658	154,585
Avocent Corp. *	858	24,024
Ciena Corp. *	66,902	145,846
Comverse Technology, Inc. *	11,219	263,983
Corning, Inc. *	27,718	434,618
Foundry Networks, Inc. *	5,167	47,743
Harris Corp.	5,838	167,784
Lucent Technologies, Inc. *	551,384	1,549,389
Polycom, Inc. *	4,549	77,833
Scientific-Atlanta, Inc.	19,706	656,210
Tellabs, Inc. *	35,224	289,541
UTStarcom, Inc. *	1,415	10,415

		4,085,797

Computers & Peripherals 2.4%
Apple Computer, Inc. *	51,418	2,041,809
Diebold, Inc.	9,336	467,360
EMC Corp. *	62,897	884,332
Hewlett-Packard Co.	372,541	8,385,898
International Business Machines Corp.	72,641	5,488,028
Maxtor Corp. *	18,519	101,669
NCR Corp. *	5,038	184,542
QLogic Corp. *	1,951	62,471
SanDisk Corp. *	3,863	100,786
Storage Technology Corp. *	10,859	350,528
Sun Microsystems, Inc. *	427,930	1,630,413

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Western Digital Corp. *	19,368	$290,714

		19,988,550

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	5,443	130,686
Arrow Electronics, Inc. *	14,829	414,471
Avnet, Inc. *	15,498	324,218
AVX Corp.	4,195	49,837
Cogent, Inc. *	828	16,610
Dolby Laboratories, Inc., Class A *	283	5,643
Ingram Micro, Inc., Class A *	13,593	214,905
Mettler-Toledo International, Inc. *	2,467	120,883
Molex, Inc.	3,100	82,119
Sanmina-SCI Corp. *	33,041	169,500
Tech Data Corp. *	7,459	267,778
Tektronix, Inc.	1,593	36,113
Vishay Intertechnology, Inc. *	15,122	195,074

		2,027,837

Internet Software & Services 0.0%
Google, Inc., Class A *	201	55,959
VeriSign, Inc. *	9,795	316,868

		372,827

IT Services 0.6%
Affiliated Computer Services, Inc., Class A *	4,840	250,373
Automatic Data Processing, Inc.	10,560	462,528
BearingPoint, Inc. *	17,234	112,883
Ceridian Corp. *	6,844	130,515
CheckFree Corp. *	3,672	137,076
Computer Sciences Corp. *	24,133	1,117,599
Convergys Corp. *	18,438	251,310
Electronic Data Systems Corp.	65,489	1,290,133
Sabre Holdings, Inc., Class A	16,922	339,625
SunGard Data Systems, Inc. *	4,666	161,957
Unisys Corp. *	40,654	294,335

		4,548,334

Office Electronics 0.2%
Xerox Corp. *	111,805	1,517,194

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc. *	23,464	384,810
Applied Micro Circuits Corp. *	20,830	59,782
Conexant Systems, Inc. *	26,706	38,190
Fairchild Semiconductor International, Inc., Class A *	6,856	98,041
Freescale Semiconductor, Inc., Class B *	9,105	183,921
International Rectifier Corp. *	1,471	70,284
Intersil Corp., Class A	9,399	176,325
LSI Logic Corp. *	26,892	197,925
Micron Technology, Inc. *	39,426	432,897
Novellus Systems, Inc. *	4,514	120,298

		1,762,473

Software 1.0%
Activision, Inc. *	4,199	66,171
BMC Software, Inc. *	20,537	349,540

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Cadence Design Systems, Inc. *	15,439	$215,683
Compuware Corp. *	49,456	338,774
Fair Isaac Corp.	1,334	45,689
McAfee, Inc. *	3,316	95,103
Microsoft Corp.	237,283	6,121,901
NAVTEQ Corp. *	1,250	47,687
Oracle Corp. *	51,021	654,089
Reynolds & Reynolds Co., Class A	616	16,811
Siebel Systems, Inc. *	12,743	117,490
Sybase, Inc. *	11,472	234,029
TIBCO Software, Inc. *	5,185	32,873

		8,335,840

MATERIALS 4.5%
Chemicals 2.7%
Air Products & Chemicals, Inc.	29,243	1,761,306
Cabot Corp.	8,011	232,319
Celanese Corp., Ser. A *	5,350	82,818
Dow Chemical Co.	112,739	5,105,949
E. I. DuPont de Nemours & Co.	128,692	5,985,465
Eastman Chemical Co.	9,962	585,567
Engelhard Corp.	15,988	470,047
Huntsman Corp. *	5,972	114,961
International Flavors & Fragrances, Inc.	1,789	66,354
Lubrizol Corp.	8,411	331,141
Lyondell Chemical Co.	25,084	595,494
Monsanto Co.	34,169	1,947,633
Nalco Holding Co. *	4,762	84,383
PPG Industries, Inc.	22,075	1,443,484
Praxair, Inc.	29,769	1,395,273
Rohm & Haas Co.	20,589	960,477
RPM International, Inc.	14,922	262,627
Scotts Miracle-Gro Co., Class A *	2,156	153,011
Sigma-Aldrich Corp.	6,823	408,766
Valspar Corp.	6,594	312,556

		22,299,631

Construction Materials 0.2%
Florida Rock Industries, Inc.	2,911	190,525
Lafarge North America, Inc.	4,250	256,573
Martin Marietta Materials, Inc.	6,203	378,693
Vulcan Materials Co.	13,137	787,300

		1,613,091

Containers & Packaging 0.3%
Ball Corp.	7,222	271,186
Bemis Co., Inc.	13,757	373,640
Owens-Illinois, Inc. *	14,174	364,413
Packaging Corp. of America	7,789	170,112
Pactiv Corp. *	6,405	146,354
Sealed Air Corp. *	1,747	90,477
Smurfit-Stone Container Corp. *	32,508	353,362
Sonoco Products Co.	12,593	335,352
Temple-Inland, Inc.	14,244	508,796

		2,613,692

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

Metals & Mining 0.5%
Alcoa, Inc.	39,486	$1,070,071
Newmont Mining Corp.	18,530	690,057
Nucor Corp.	10,257	543,211
Phelps Dodge Corp.	12,029	1,051,335
Southern Peru Copper Corp.	850	39,491
United States Steel Corp.	14,577	579,727
Worthington Industries, Inc.	1,403	23,514

		3,997,406

Paper & Forest Products 0.8%
Bowater, Inc.	7,154	224,635
Georgia-Pacific Corp.	32,802	1,087,058
International Paper Co.	62,462	2,011,901
Louisiana-Pacific Corp.	13,998	352,470
MeadWestvaco Corp.	25,929	743,644
Neenah Paper, Inc.	1,134	33,941
Weyerhaeuser Co.	30,808	1,976,333

		6,429,982

TELECOMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 4.7%
ALLTEL Corp.	39,649	2,306,382
AT&T Corp.	102,143	1,919,267
BellSouth Corp.	236,007	6,315,547
CenturyTel, Inc.	17,867	585,859
Citizens Communications Co.	43,159	588,689
Qwest Communications International, Inc. *	190,316	746,039
SBC Communications, Inc.	426,104	9,962,312
Sprint Corp.	142,954	3,386,580
Verizon Communications, Inc.	356,426	12,610,352

		38,421,027

Wireless Telecommunication Services 0.1%
American Tower Corp., Class A *	27,716	499,997
Crown Castle International Corp. *	12,139	215,831
Telephone & Data Systems, Inc.	3,584	138,880
Telephone & Data Systems, Inc., Class S	3,584	136,192
U.S. Cellular Corp. *	1,034	48,639

		1,039,539

UTILITIES 6.5%
Electric Utilities 3.9%
Allegheny Energy, Inc. *	14,340	346,741
Allete, Inc.	3,784	181,632
Alliant Energy Corp.	14,325	395,370
Ameren Corp.	24,995	1,364,227
American Electric Power Co., Inc.	50,904	1,816,764
CenterPoint Energy, Inc.	35,057	429,799
Cinergy Corp.	24,626	1,015,330
Consolidated Edison, Inc.	31,000	1,410,810
DPL, Inc.	16,276	411,946
DTE Energy Co.	22,314	1,060,808
Edison International	41,919	1,540,523
Entergy Corp.	27,405	1,968,501
Exelon Corp.	85,041	3,984,171

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

FirstEnergy Corp.		42,436	$1,879,915
FPL Group, Inc.		50,416	2,049,410
Great Plains Energy, Inc.		9,555	300,983
Hawaiian Electric Industries, Inc.		10,341	266,798
Northeast Utilities		16,466	326,191
NSTAR		6,823	399,418
Pepco Holdings, Inc.		24,178	544,972
PG&E Corp.		51,303	1,835,108
Pinnacle West Capital Corp.		11,754	518,586
PPL Corp.		24,305	1,397,781
Progress Energy, Inc.		31,725	1,403,197
Reliant Energy, Inc. *		38,129	468,987
Southern Co.		94,881	3,221,210
TECO Energy, Inc.		25,686	454,128
Westar Energy, Inc.		11,003	253,839
Xcel Energy, Inc.		51,372	946,786

			32,193,931

Gas Utilities 0.5%
AGL Resource, Inc.		9,642	339,784
Equitable Resources, Inc.		8,040	511,022
Keyspan Corp.		20,607	818,922
National Fuel Gas Co.		9,304	260,512
NiSource, Inc.		33,890	816,749
ONEOK, Inc.		13,209	407,498
Questar Corp.		10,779	679,508
UGI Corp.		13,064	346,327

			4,180,322

Independent Power Producers & Energy Traders	0.9%
Constellation Energy Group, Inc.		22,819	1,219,676
Duke Energy Corp.		117,708	3,234,616
Dynegy, Inc., Class A *		36,226	168,451
NRG Energy, Inc. *		11,199	400,364
TXU Corp.		30,847	2,476,397

			7,499,504

Multi-Utilities 1.1%
Dominion Resources, Inc.		44,126	3,102,499
Energy East Corp.		18,847	527,716
MDU Resources Group, Inc.		15,024	432,541
OGE Energy Corp.		11,273	312,826
Public Service Enterprise Group, Inc.		30,441	1,689,475
Puget Energy, Inc.		12,772	290,563
SCANA Corp.		14,296	602,290
Sempra Energy		26,398	1,047,209
Vectren Corp.		9,761	266,378
Wisconsin Energy Corp.		15,212	552,195
WPS Resources Corp.		4,774	263,191

			9,086,883

Water Utilities 0.1%
Aqua America, Inc.		11,945	325,143

Total Common Stocks (cost $601,023,300)			803,027,323

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2005

EXCHANGE TRADED FUND 1.7%
iShares Russell 1000 Value Index Fund (cost $13,351,461)	205,216	$13,587,352

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø (cost $458,756)	458,756	458,756

Total Investments (cost $614,833,517) 99.9%		817,073,431
Other Assets and Liabilities 0.1%		1,210,554

Net Assets 100.0%		$818,283,985

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $7,092,126 at May 31, 2005. The Fund earned $350,682 of income from Wachovia Corporation during the year ended May 31,
2005, which is included in income from affiliates.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of May 31, 2005:
Financials	31.4%
Energy	13.2%
Industrials	12.3%
Consumer Discretionary	10.1%
Utilities	6.5%
Consumer Staples	6.4%
Information Technology	5.2%
Telecommunication Services	4.8%
Materials	4.5%
Health Care	3.9%
Other	1.7%

100.0%

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005

Assets
Investments in securities, at value (cost $552,002,091)	$711,503,659
Investments in affiliates, at value (cost $8,593,625)	10,198,573
Dividends receivable	1,250,531
Receivable from investment advisor	2,306
Prepaid expenses and other assets	9,137

Total assets	722,964,206

Liabilities
Payable for securities purchased	24,318
Payable for daily variation margin on open futures contracts	35,550
Due to related parties	2,279
Accrued expenses and other liabilities	39,539

Total liabilities	101,686

Net assets	$722,862,520

Net assets represented by
Paid-in capital	$539,645,507
Undistributed net investment income	14,685,629
Accumulated net realized gains on investments	7,444,773
Net unrealized gains on investments	161,086,611

Total net assets	$722,862,520

Shares outstanding (unlimited number of shares authorized) - Class I	52,343,000

Net asset value per share - Class I	$13.81

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005

Assets
Investments in securities, at value (cost $720,537,251)	$853,381,921
Investments in affiliates, at value (cost $111,273)	111,273
Dividends receivable	1,123,212
Receivable from investment advisor	2,678
Prepaid expenses and other assets	218

Total assets	854,619,302

Liabilities
Due to related parties	16,649
Accrued expenses and other liabilities	36,518

Total liabilities	53,167

Net assets	$854,566,135

Net assets represented by
Paid-in capital	$698,524,913
Undistributed net investment income	9,919,676
Accumulated net realized gains on investments	13,276,876
Net unrealized gains on investments	132,844,670

Total net assets	$854,566,135

Shares outstanding (unlimited number of shares authorized) - Class I	65,786,913

Net asset value per share - Class I	$12.99

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005

Assets
Investments in securities, at value (cost $607,282,635)	$806,113,637
Investments in affiliates, at value (cost $7,550,882)	10,959,794
Dividends and interest receivable	1,543,003
Receivable from investment advisor	2,459
Prepaid expenses and other assets	14,964

Total assets	818,633,857

Liabilities
Payable for securities purchased	312,596
Due to related parties	2,702
Accrued expenses and other liabilities	34,574

Total liabilities	349,872

Net assets	$818,283,985

Net assets represented by
Paid-in capital	$565,958,867
Undistributed net investment income	19,204,037
Accumulated net realized gains on investments	30,881,167
Net unrealized gains on investments	202,239,914

Total net assets	$818,283,985

Shares outstanding (unlimited number of shares authorized) - Class I	55,196,067

Net asset value per share – Class I	$14.83

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2005

Investment income
Dividends	$14,828,598
Income from affiliates	106,179
Interest	4,392

Total investment income	14,939,169

Expenses
Advisory fee	2,274,879
Administrative services fee	709,697
Transfer agent fees	62
Trustees' fees and expenses	11,454
Printing and postage expenses	9,366
Custodian and accounting fees	182,437
Registration and filing fees	33,421
Professional fees	22,019
Other	33,223

Total expenses	3,276,558
Less: Expense reductions	(5,096)
Fee waivers and expense reimbursements	(3,097,291)

Net expenses	174,171

Net investment income	14,764,998

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	7,402,758
Futures contracts	67,448

Net realized gains on investments	7,470,206
Net change in unrealized gains or losses on investments	33,629,105

Net realized and unrealized gains or losses on investments	41,099,311

Net increase in net assets resulting from operations	$55,864,309

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2005

Investment income
Dividends (net of withholding taxes of $1,085)	$10,064,969
Income from affiliates	27,252

Total investment income	10,092,221

Expenses
Advisory fee	2,189,721
Administrative services fee	683,109
Transfer agent fees	66
Trustees' fees and expenses	9,491
Printing and postage expenses	9,964
Custodian and accounting fees	174,769
Registration and filing fees	5,606
Professional fees	22,196
Other	65,957

Total expenses	3,160,879
Less: Expense reductions	(4,839)
Fee waivers and expense reimbursements	(2,988,389)

Net expenses	167,651

Net investment income	9,924,570

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	13,403,000
Futures contracts	12,809

Net realized gains on investments	13,415,809
Net change in unrealized gains or losses on investments	2,665,330

Net realized and unrealized gains or losses on investments	16,081,139

Net increase in net assets resulting from operations	$26,005,709

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2005

Investment income
Dividends (net of withholding taxes of $2,126)	$19,405,774
Income from affiliates	356,891

Total investment income	19,762,665

Expenses
Advisory fee	2,462,033
Administrative services fee	768,034
Transfer agent fees	219
Trustees' fees and expenses	11,874
Printing and postage expenses	9,376
Custodian and accounting fees	196,988
Registration and filing fees	8,646
Professional fees	22,890
Other	19,220

Total expenses	3,499,280
Less: Expense reductions	(6,702)
Fee waivers and expense reimbursements	(3,304,079)

Net expenses	188,499

Net investment income	19,574,166

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	30,791,083
Futures contracts	(1,785)

Net realized gains on investments	30,789,298
Net change in unrealized gains or losses on investments	59,431,621

Net realized and unrealized gains or losses on investments	90,220,919

Net increase in net assets resulting from operations	$109,795,085

See Combined Notes to Financial Statements

Market Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2005		2004

Operations
Net investment income		$14,764,998		$10,623,155
Net realized gains on investments		7,470,206		1,182,801
Net change in unrealized gains or
losses on investments		33,629,105		86,735,427

Net increase in net assets resulting
from operations		55,864,309		98,541,383

Distributions to shareholders from
Net investment income		(10,558,336)		(3,262,282)
Net realized gains		(1,246,028)		0

Total distributions to shareholders		(11,804,364)		(3,262,282)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	0	0	11,683,920	140,980,000
Net asset value of shares issued in
reinvestment of distributions	854,256	11,804,364	260,566	3,262,282
Payment for shares redeemed	(3,785,011)	(50,000,000)	0	0

Net increase (decrease) in net assets
resulting from capital share
transactions		(38,195,636)		144,242,282

Total increase in net assets		5,864,309		239,521,383
Net assets
Beginning of period		716,998,211		477,476,828

End of period		$722,862,520		$716,998,211

Undistributed net investment income		$14,685,629		$10,552,163

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2005		2004

Operations
Net investment income		$9,924,570		$6,465,769
Net realized gains on investments		13,415,809		4,445,610
Net change in unrealized gains or
losses on investments		2,665,330		88,104,056

Net increase in net assets resulting
from operations		26,005,709		99,015,435

Distributions to shareholders from
Net investment income		(6,447,796)		(2,155,840)
Net realized gains		(4,145,191)		0

Total distributions to shareholders		(10,592,987)		(2,155,840)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	11,829,653	150,000,000	4,205,214	50,000,000
Net asset value of shares issued in
reinvestment of distributions	813,786	10,592,987	174,420	2,155,840

Net increase in net assets resulting
from capital share transactions		160,592,987		52,155,840

Total increase in net assets		176,005,709		149,015,435
Net assets
Beginning of period		678,560,426		529,544,991

End of period		$854,566,135		$678,560,426

Undistributed net investment income		$9,919,676		$6,453,326

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2005		2004

Operations
Net investment income		$19,574,166		$15,649,027
Net realized gains on investments		30,789,298		8,566,860
Net change in unrealized gains or
losses on investments		59,431,621		89,845,556

Net increase in net assets resulting
from operations		109,795,085		114,061,443

Distributions to shareholders from
Net investment income		(15,317,151)		(5,504,217)
Net realized gains		(8,425,285)		0

Total distributions to shareholders		(23,742,436)		(5,504,217)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	0	0	4,240,882	50,000,000
Net asset value of shares issued in
reinvestment of distributions	1,634,180	23,742,436	432,382	5,504,217

Net increase in net assets resulting
from capital share transactions		23,742,436		55,504,217

Total increase in net assets		109,795,085		164,061,443
Net assets
Beginning of period		708,488,900		544,427,457

End of period		$818,283,985		$708,488,900

Undistributed net investment income		$19,204,037		$15,310,156

See Combined Notes to Financial Statements

COMBINED NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Market Index Fund (“Market Index Fund”), Evergreen Market Index Growth Fund (“Market Index Growth Fund”) and Evergreen Market Index Value Fund (“Market Index Value Fund”), (collectively, the “Funds”) are each a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, each Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Any fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to each Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences for each Fund causing such reclassifications are due to certain distributions received from real estate investment trusts. During the year ended May 31, 2005, the following amounts were reclassified:

	Market Index	Market Index	Market Index
	Fund	Growth Fund	Value Fund

Undistributed net investment income	$(73,196)	$(10,424)	$(363,134)
Accumulated net realized gains on investments	73,196	10,424	363,134

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to each Fund and is paid an annual fee of 0.32% of each Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2005, EIMC waived its advisory fees and reimbursed other expenses as follows:

			Combined % of Average
	Fees Waived	Expenses Reimbursed	Daily Net Assets

Market Index Fund	$2,274,879	$822,412	0.43%
Market Index Growth Fund	2,189,721	798,668	0.43%
Market Index Value Fund	2,462,033	842,046	0.42%

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds. ESC receives account fees that vary based on the type of account held by the shareholders in each Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended May 31, 2005:

	Cost of Purchases	Proceeds from Sales

Market Index Fund	$41,716,923	$77,462,412
Market Index Growth Fund	266,967,619	103,188,153
Market Index Value Fund	154,046,168	126,017,663

At May 31, 2005, the Market Index Fund had open long futures contracts outstanding as follows:

			Initial Contract	Value at	Unrealized
Expiration	Contracts		Amount	May 31, 2005	Gain (Loss)

June 2005	12	S&P 500 Futures	$3,616,472	$3,576,900	$(39,572)
June 2005	30	E-mini S&P 500 Futures	1,768,783	1,788,450	19,667

COMBINED NOTES TO FINANCIAL STATEMENTS continued

On May 31, 2005, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes was as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation

Market Index Fund	$560,771,690	$178,634,904	$17,704,362	$160,930,542
Market Index Growth Fund	720,689,433	157,554,373	24,750,612	132,803,761
Market Index Value Fund	614,759,922	215,025,217	12,711,708	202,313,509

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Funds may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Funds to borrow from, or lend money to, other participating funds. During the year ended May 31, 2005, the Funds did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Long-term	Unrealized
	Ordinary Income	Capital Gain	Appreciation

Market Index Fund	$14,926,816	$7,359,655	$160,930,542
Market Index Growth Fund	10,166,407	13,071,054	132,803,761
Market Index Value Fund	22,435,963	27,575,646	202,313,509

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities of each Fund are primarily due to wash sales and certain distributions received from real estate investment trusts. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended		Year Ended
	May 31, 2005		May 31, 2004

	Ordinary Income	Long-term Capital Gain	Ordinary Income

Market Index Fund	$10,887,864	916,500	$3,262,282
Market Index Growth Fund	10,194,411	398,576	2,155,840
Market Index Value Fund	22,633,705	1,108,731	5,504,217

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Funds’ custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

The Trustees of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Funds. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Funds and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2005, the Funds had no borrowings under this agreement.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

10. CONCENTRATION OF RISK

Each Fund may invest a substantial portion of their assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, each a series of Evergreen Equity Trust, as of May 31, 2005, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund as of May 31, 2005, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 22, 2005

ADDITIONAL INFORMATION (unaudited)

Federal Tax Distributions

Pursuant to Section 852 of the Internal Revenue Code, each Fund has designated aggregate capital gain distributions as follows for the fiscal year ended May 31, 2005:

Market Index Fund	$916,500
Market Index Growth Fund	398,576
Market Index Value Fund	1,108,731

For corporate shareholders, the following percentage of ordinary income dividends paid during the fiscal year ended May 31, 2005 qualified for the dividends received deduction:

Market Index Fund	96.44%
Market Index Growth Fund	64.43%
Market Index Value Fund	65.27%

With respect to dividends paid from investment company taxable income during the fiscal year ended May 31, 2005, each Fund designates the following percentage of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code:

Market Index Fund	100.0%
Market Index Growth Fund	97.98%
Market Index Value Fund	81.95%

Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

Leadership—With more than $249 billion in assets under management as of June 30, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

DALBAR
MUTUAL FUND
SERVICE AWARD
2004

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

574181 rv1 6/2005

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

574181   6/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 11 series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2005 and May 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit	$54,405	$61,502
fees
Audit-related fees	0	0

Audit and audit-related fees	54,405	61,502
Tax fees (1)	0	5,617
All other fees	0	0

Total fees	$54,405	$67,119

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 8/5/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 8/5/2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 8/5/2005